Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
December 31, 2024
|
December 31, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 9.5%
Aaset LLC ,
536,088 Series 2022-1A-A 6.00%
(a)
05/16/2047 528,095
Aaset Ltd. ,
687,934 Series 2024-2A-B 6.61%
(a)
09/16/2049 682,239
Aaset Trust ,
420,952 Series 2021-2A-A 2.80%
(a)
01/15/2047 384,376
484,971 Series 2024-1A-A1 6.26%
(a)
05/16/2049 490,069
491,070 Series 2024-1A-B 6.90%
(a)
05/16/2049 499,347
Affirm Asset Securitization Trust ,
88,200 Series 2023-X1-A 7.11%
(a)
11/15/2028 88,421
650,000 Series 2024-X1-B 6.34%
(a)
05/15/2029 655,347
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 608,924
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 2,016,715
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(a)
10/15/2033 608,309
Business Jet Securities LLC ,
486,160 Series 2024-2A-B 5.75%
(a)
09/15/2039 485,814
Carvana Auto Receivables Trust ,
416,766 Series 2023-P5-A2 5.77%
(a)
04/12/2027 417,957
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 712,511
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 504,210
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 245,766
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 481,421
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 490,120
Diamond Resorts Owner Trust ,
94,992 Series 2021-1A-A 1.51%
(a)
11/21/2033 92,817
Dividend Solar Loans LLC ,
426,664 Series 2018-1-B 4.29%
(a)
07/20/2038 381,736
EWC Master Issuer LLC ,
487,500 Series 2022-1A-A2 5.50%
(a)
03/15/2052 475,047
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(a)
07/25/2054 498,439
Hilton Grand Vacations Trust ,
157,906 Series 2022-1D-C 4.69%
(a)
06/20/2034 154,723
Horizon Aircraft Finance IV Ltd. ,
493,750 Series 2024-1-A 5.38%
(a)
09/15/2049 480,646
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 943,242
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(a)
09/17/2041 1,061,459
Jack in the Box Funding LLC ,
236,250 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 207,742
Lendbuzz Securitization Trust ,
320,343 Series 2022-1A-A 4.22%
(a)
05/17/2027 319,071
Lunar Structured Aircraft Portfolio Notes ,
738,965 Series 2021-1-A 2.64%
(a)
10/15/2046 675,028
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 307,842
Mosaic Solar Loan Trust ,
505,108 Series 2018-2GS-A 4.20%
(a)
02/22/2044 471,676
Pagaya AI Debt Trust ,
89,732 Series 2023-3-A 7.60%
(a)
12/16/2030 90,222
687,588 Series 2023-5-B 7.63%
(a)
04/15/2031 690,374
295,944 Series 2024-1-A 6.66%
(a)
07/15/2031 299,601
Pret LLC ,
1,716,246 Series
2024-NPL6-A1 5.93%
(a)(b)
10/25/2054 1,709,004
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Progress Residential Trust ,
2,694,139 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,502,893
2,500,000 Series 2024-SFR4-C 3.33%
(a)
07/17/2041 2,253,512
Prosper Marketplace Issuance Trust ,
128,498 Series 2023-1A-A 7.06%
(a)
07/16/2029 128,796
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 489,831
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 658,354
Santander Drive Auto Receivables Trust ,
48,037 Series 2020-4-D 1.48% 01/15/2027 47,935
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 486,815
SERVPRO Master Issuer LLC ,
496,250 Series 2024-1A-A2 6.17%
(a)
01/25/2054 498,719
SMB Private Education Loan Trust ,
613,330 Series 2021-A-B 2.31%
(a)
01/15/2053 590,516
Subway Funding LLC ,
300,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 308,736
400,000 Series 2024-3A-A23 5.91%
(a)
07/30/2054 392,086
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 501,120
Textainer Marine Containers VII Ltd. ,
338,800 Series 2024-1A-A 5.25%
(a)
08/20/2049 333,621
Theorem Funding Trust ,
102,759 Series 2023-1A-A 7.58%
(a)
04/15/2029 103,695
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 501,943
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(a)
08/17/2041 1,942,301
Upstart Securitization Trust ,
34,686 Series 2021-4-B 1.84%
(a)
09/20/2031 34,594
100,232 Series 2021-5-B 2.49%
(a)
11/20/2031 99,998
USQ Rail III LLC ,
499,808 Series 2024-1A-A 4.99%
(a)
09/28/2054 482,913
VOLT C LLC ,
212,645 Series
2021-NP10-A1 4.99%
(a)(b)
05/25/2051 212,654
209,280 Series
2021-NPL9-A1 4.99%
(a)(b)
05/25/2051 208,642
Washington Mutual WMABS Trust ,
3,524,167 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.55%, 0.44%
Floor) 4.89% 02/25/2037 1,093,764
Total Asset Backed Obligations
(Cost $32,270,729) 32,631,748
BANK LOANS 3.0%
Access CIG LLC ,
46,770 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.50%
Floor) 9.59% 08/15/2028 47,284
Acrisure LLC ,
194,811 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.50%, 0.50%
Floor) 7.36% 11/06/2030 195,374

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Acuris Finance U.S., Inc. ,
43,357 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.42% 02/16/2028 43,697
ADMI Corp. ,
64,273 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.22% 12/23/2027 63,309
AI Aqua Merger Sub, Inc. ,
138,078 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.05% 07/31/2028 138,367
Air Canada ,
44,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 6.34% 03/21/2031 44,928
Alliant Holdings Intermediate LLC ,
109,175 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.11% 09/19/2031 109,591
Allied Universal Holdco LLC ,
187,693 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.21% 05/12/2028 188,540
Allspring Buyer LLC ,
168,794 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 7.38% 11/01/2030 169,279
Alterra Mountain Co. ,
88,864 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.11% 08/17/2028 89,558
Altice France SA ,
29,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 10.16% 08/15/2028 23,990
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 9.88% 02/23/2032 10,305
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Apro LLC ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.27% 07/09/2031 60,511
Ascend Learning LLC ,
139,282 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.96% 12/11/2028 140,208
Aspire Bakeries Holdings LLC ,
59,849 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.61% 12/22/2030 60,523
AssuredPartners, Inc. ,
109,200 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 02/14/2031 109,558
Asurion LLC ,
54,446 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.71% 08/21/2028 54,563
AthenaHealth Group, Inc. ,
188,288 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.61% 02/15/2029 189,129
Aveanna Healthcare LLC ,
203,760 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.36% 07/17/2028 202,398
Bausch + Lomb Corp. ,
163,033 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.69% 05/10/2027 163,856
29,625 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 8.33% 09/29/2028 29,819
BCPE Empire Holdings, Inc. ,
128,803 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 12/11/2028 129,676

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Belron Finance U.S. LLC ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.75%, 0.50%
Floor) 7.27% 10/16/2031 60,495
Boxer Parent Co., Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.34% 07/30/2031 161,518
40,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.75%) 10.34% 07/30/2032 39,467
Brand Industrial Services, Inc. ,
49,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.07% 08/01/2030 48,377
Broadstreet Partners, Inc. ,
44,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.57% 06/16/2031 45,094
Brown Group Holding LLC ,
34,808 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.12% 07/01/2031 34,980
Camelot U.S. Acquisition LLC ,
43,205 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.11% 01/31/2031 43,226
Carnival Corp. ,
13,359 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.75%
Floor) 7.11% 08/09/2027 13,473
Cengage Learning, Inc. ,
29,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%; CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor) 7.96% 11/24/2031 30,042
Central Parent LLC ,
189,525 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.90% 07/06/2029 187,263
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CHG Healthcare Services, Inc. ,
44,887 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 0.50%
Floor) 7.96% 09/29/2028 45,317
Cloud Software Group, Inc. ,
44,506 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.02% 03/30/2029 44,694
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.08% 03/21/2031 35,156
ClubCorp Holdings, Inc. ,
30,643 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00%) 9.33% 09/18/2026 30,774
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor) 7.75% 04/13/2029 33,132
Comma BV ,
37,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.94% 12/17/2029 37,128
Construction Partners, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50%) 6.84% 11/03/2031 70,482
Cornerstone Generation LLC ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 7.65% 10/28/2031 101,000
Cotiviti, Inc. ,
104,214 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.30% 05/01/2031 104,931
Crown Finance U.S., Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 9.80% 12/02/2031 30,052

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSC Holdings LLC ,
19,741 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.50%) 7.17% 04/15/2027 18,260
DCert Buyer, Inc. ,
44,314 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 8.36% 10/16/2026 42,683
Deerfield Dakota Holding LLC ,
203,610 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 1.00%
Floor) 8.39% 04/09/2027 199,602
DexKo Global, Inc. ,
54,859 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.34% 10/04/2028 52,000
DG Investment Intermediate Holdings 2, Inc. ,
118,976 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.22% 03/31/2028 120,389
DIRECTV Financing LLC ,
10,366 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor) 9.85% 08/02/2027 10,419
EAB Global, Inc. ,
39,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.61% 08/16/2028 39,903
Eagle Parent Corp. ,
104,413 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 8.84% 04/02/2029 102,749
Edelman Financial Engines Center LLC (The) ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 9.61% 10/20/2028 35,361
Edgewater Generation LLC ,
38,974 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.61% 08/01/2030 39,573
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
EG Group Ltd. ,
34,737 Senior Secured
First Lien Term
Loan (TSFR1D
+ 5.50%, 0.50%
Floor) 8.63% 02/07/2028 35,097
EMRLD Borrower LP ,
64,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 6.83% 08/04/2031 65,175
Fertitta Entertainment LLC ,
197,870 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 01/29/2029 198,850
First Advantage Holdings LLC ,
124,247 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 10/31/2031 125,723
Focus Financial Partners LLC ,
176,088 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 09/11/2031 177,925
Frontdoor, Inc. ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 6.61% 12/19/2031 10,050
Frontier Communications Holdings LLC ,
69,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.50%) 8.76% 07/01/2031 70,785
Gainwell Acquisition Corp. ,
207,980 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 8.69% 10/01/2027 201,971
Garda World Security Corp. ,
84,357 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 7.90% 02/01/2029 84,832
GBT U.S. III LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.63% 07/28/2031 30,184

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GIP Pilot Acquisition Partners LP ,
19,867 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.09% 10/04/2030 20,016
Golden State Foods LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.77% 12/04/2031 35,355
Gray Television, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.67% 12/01/2028 23,167
Great Outdoors Group LLC ,
98,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.22% 03/06/2028 99,391
Grifols Worldwide Operations USA, Inc. ,
17,457 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 6.74% 11/15/2027 17,414
Hamilton Projects Acquiror LLC ,
14,963 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.32% 05/30/2031 15,098
Hexion Holdings Corp. ,
119,396 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 8.45% 03/15/2029 119,611
Hightower Holding LLC ,
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.07% 04/21/2028 105,171
Husky Injection Molding Systems Ltd. ,
149,362 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50%) 8.78% 02/15/2029 150,810
INEOS U.S. Finance LLC ,
104,213 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 02/18/2030 104,808
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
44,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 7.52% 02/07/2031 45,309
INEOS U.S. Petrochem LLC ,
74,438 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.71% 04/02/2029 75,088
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.61% 10/07/2031 50,563
Kodiak Building Partners LLC ,
5,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.27% 12/04/2031 5,010
Kronos Acquisition Holdings, Inc. ,
54,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 8.58% 06/27/2031 51,948
LBM Acquisition LLC ,
144,200 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.30% 06/06/2031 143,209
Life Time, Inc. ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50%) 7.03% 10/22/2031 50,263
LifePoint Health, Inc. ,
139,301 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.41% 05/19/2031 139,969
Lightning Power LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.74% 08/18/2031 60,758
Lumen Technologies, Inc. ,
24,937 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35%) 6.82% 04/16/2029 23,499
Lummus Technology Holdings V LLC ,
66,176 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.36% 12/31/2029 66,766

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Madison Safety & Flow LLC ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 09/26/2031 35,213
McAfee Corp. ,
44,661 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.37% 03/01/2029 44,756
Medline Borrower LP ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor) 6.61% 10/23/2028 50,107
MH Sub I LLC ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25%) 8.42% 12/11/2031 39,712
Mitchell International, Inc. ,
169,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.61% 06/17/2031 169,876
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor) 9.61% 06/07/2032 34,708
Natgasoline LLC ,
49,620 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.50%) 9.02% 11/14/2025 49,372
NEP Group, Inc. ,
109,343 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.13% 08/19/2026 100,210
nVent Electric plc ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50%) 8.24% 09/12/2031 75,914
Olympus Water U.S. Holding Corp. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 0.50%
Floor) 7.34% 06/20/2031 105,196
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
OneDigital Borrower LLC ,
119,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.61% 07/02/2031 119,851
40,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor) 9.61% 07/02/2032 39,913
Ontario Gaming GTA LP ,
29,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 8.84% 08/01/2030 29,798
OVG Business Services LLC ,
54,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.36% 06/25/2031 55,068
PAREXEL International, Inc. ,
108,594 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.36% 11/15/2028 109,477
Penn Entertainment, Inc. ,
127,436 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 6.86% 05/03/2029 128,114
Peraton Corp. ,
44,881 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.21% 02/01/2028 41,875
PetSmart LLC ,
117,868 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.21% 02/11/2028 117,622
Playa Resorts Holding BV ,
59,095 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.11% 01/05/2029 59,223

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PointClickCare Technologies, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.58% 11/03/2031 90,675
Polaris Newco LLC ,
119,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 8.85% 06/02/2028 119,942
Pregis TopCo LLC ,
49,223 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 8.36% 07/31/2026 49,605
Proofpoint, Inc. ,
127,285 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.36% 08/31/2028 128,049
Quikrete Holdings, Inc. ,
24,624 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 6.61% 03/19/2029 24,639
Radiology Partners, Inc. ,
120,108 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.28% 01/31/2029 118,797
RealPage, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.08% 04/24/2028 30,178
Sabre GLBL, Inc. ,
14,047 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor) 7.97% 12/17/2027 13,696
12,425 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 1.50%
Floor) 10.36% 11/15/2029 12,177
28,528 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 1.50%
Floor) 10.46% 11/15/2029 28,456
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sandisk Corp. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.00%) 7.17% 02/09/2032 19,694
Sedgwick Claims Management Services, Inc. ,
84,788 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.59% 07/31/2031 85,403
Select Medical Corp. ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 6.53% 12/03/2031 50,229
Signia Aerospace LLC ,
106,154 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.40% 11/21/2031 106,353
Six Flags Entertainment Corp. ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 6.36% 05/01/2031 39,974
Sotera Health Holdings LLC ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.84% 05/30/2031 110,137
Southern Veterinary Partners LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.71% 12/04/2031 110,915
Station Casinos LLC ,
39,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 6.38% 03/14/2031 39,809
StubHub Holdco Sub LLC ,
118,918 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75%) 9.11% 03/15/2030 119,364
SWF Holdings I Corp. ,
19,633 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 8.69% 10/06/2028 16,099

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Team Health Holdings, Inc. ,
49,856 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor) 9.84% 03/02/2027 48,342
Tempur Sealy International, Inc. ,
250,000 Senior Secured
First Lien Term
Loan (TSFR1D +
2.50%) 6.84% 10/24/2031 251,014
TransDigm, Inc. ,
49,626 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 6.83% 02/28/2031 49,767
Triton Water Holdings, Inc. ,
163,728 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.12% 03/31/2028 165,222
UFC Holdings LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 6.77% 11/14/2031 60,406
Vantage Specialty Chemicals, Inc. ,
104,733 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor) 9.11% 10/26/2026 103,816
Verde Purchaser LLC ,
24,937 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 9.13% 11/30/2030 25,046
Vestis Corp. ,
29,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 6.76% 02/24/2031 29,203
Vizient, Inc. ,
53,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 6.36% 08/01/2031 54,095
Wand NewCo 3, Inc. ,
63,482 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 01/30/2031 63,821
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
WaterBridge Midstream Operating LLC ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 9.08% 06/21/2029 19,900
WestJet Loyalty LP ,
79,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.58% 02/14/2031 79,826
White Cap Supply Holdings LLC ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.82% 10/19/2029 55,174
Zayo Group Holdings, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.47% 03/09/2027 23,470
Zelis Payments Buyer, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 11/26/2031 70,335
Total Bank Loans
(Cost $10,256,565) 10,345,451
COLLATERALIZED LOAN OBLIGATIONS 4.6%
37 Capital CLO 4 Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 7.41%
(a)
01/15/2034 500,025
AIMCO CLO 21 Ltd. ,
500,000 Series 2024-21A-D1
(CME Term SOFR
3 Month + 3.15%,
3.15% Floor) 7.78%
(a)
04/18/2037 510,377
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor) 6.93%
(a)
05/17/2041 200,391
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 7.52%
(a)
10/21/2036 505,345
BDS LLC ,
280,000 Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor) 6.72%
(a)
03/19/2039 282,077
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 7.36%
(a)
01/25/2038 510,388

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRSP Ltd. ,
200,745 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 5.63%
(a)
08/19/2038 200,128
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 7.66%
(a)
09/15/2035 272,617
Captree Park CLO Ltd. ,
500,000 Series 2024-1A-D
(CME Term SOFR
3 Month + 3.25%,
3.25% Floor) 7.87%
(a)
07/20/2037 510,451
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 6.76%
(a)
07/17/2034 502,601
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 6.47%
(a)
01/15/2034 501,581
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-D
(CME Term SOFR
3 Month + 3.30%,
3.30% Floor) 8.64%
(a)
04/17/2037 510,427
Elmwood CLO XII Ltd. ,
500,000 Series 2021-5A-D1R
(CME Term SOFR
3 Month + 3.10%,
3.10% Floor) 7.67%
(a)
10/15/2037 511,810
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 7.41%
(a)
07/15/2036 507,120
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 6.16%
(a)
07/15/2039 239,225
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.80%
(a)
02/15/2039 207,287
LoanCore Issuer Ltd. ,
151,200 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 5.81%
(a)
07/15/2036 151,312
303,890 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.81%
(a)
11/15/2038 303,969
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 6.39%
(a)
12/18/2030 500,177
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MF1 Multifamily Housing Mortgage Loan Trust ,
114,651 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 5.57%
(a)
10/16/2036 114,422
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor) 6.61%
(a)
03/19/2039 261,268
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor) 6.06%
(a)
08/18/2041 281,031
Midocean Credit CLO IX ,
500,000 Series 2018-9A-D
(CME Term SOFR
3 Month + 3.56%,
3.30% Floor) 8.18%
(a)
07/20/2031 503,869
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor) 6.51%
(a)
04/15/2035 501,178
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 6.98%
(a)
10/20/2031 500,559
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.07%
(a)
10/15/2030 1,004,449
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 8.14%
(a)
10/25/2034 502,796
Steele Creek CLO Ltd. ,
325,813 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.17%
(a)
10/15/2030 326,292
STWD Ltd. ,
6,308 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 5.91%
(a)
07/15/2038 6,265
104,001 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 5.69%
(a)
04/18/2038 103,644
TRTX Issuer Ltd. ,
123,887 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 5.70%
(a)
03/15/2038 123,857
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 6.58%
(a)
01/20/2029 499,500

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor) 8.35%
(a)
10/20/2037 512,215
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 6.82%
(a)
10/15/2030 1,003,506
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61%) 8.27%
(a)
07/14/2031 502,894
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 6.41%
(a)
01/17/2031 500,746
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor) 8.57%
(a)
07/20/2037 1,025,269
Total Collateralized Loan Obligations
(Cost $15,351,122) 15,701,068
FOREIGN CORPORATE BONDS 7.0%
AUSTRALIA 0.3%
200,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 184,897
195,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 187,109
354,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 356,974
196,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 1 Year +
1.20%) 5.62% 11/20/2035 192,719
921,699
BERMUDA 0.1%
417,000 Triton Container
International Ltd. 3.25% 03/15/2032 354,488
BRAZIL 0.8%
236,198 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 233,374
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(c)
04/15/2025 200,539
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 197,318
250,000 Cosan Overseas
Ltd. 8.25%
(c)
02/05/2025 250,000
200,000 CSN Resources SA 5.88% 04/08/2032 161,583
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
319,460 Guara Norte Sarl 5.20% 06/15/2034 291,849
200,000 LD Celulose
International
GmbH 7.95%
(a)
01/26/2032 200,703
200,000 Movida Europe SA 7.85%
(a)
04/11/2029 176,464
300,840 MV24 Capital BV 6.75% 06/01/2034 285,533
297,830 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 296,079
400,000 Simpar Europe SA 5.20% 01/26/2031 300,793
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 170,262
2,764,497
CANADA 0.5%
330,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 315,746
91,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 91,194
75,000 Bombardier, Inc. 8.75%
(a)
11/15/2030 80,714
25,000 Bombardier, Inc. 7.00%
(a)
06/01/2032 25,463
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 29,164
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 33,219
80,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 81,398
335,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 350,161
70,000 Kronos Acquisition
Holdings, Inc. 8.25%
(a)
06/30/2031 66,838
113,000 South Bow
Canadian
Infrastructure
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.67%) 7.50%
(a)
03/01/2055 116,951
65,000 South Bow USA
Infrastructure
Holdings LLC 4.91%
(a)
09/01/2027 64,802
398,000 Videotron Ltd. 5.70%
(a)
01/15/2035 391,126
1,646,776
CAYMAN ISLANDS 0.1%
90,000 Azorra Finance Ltd. 7.75%
(a)
04/15/2030 89,567
345,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 352,294
441,861
CHILE 0.2%
400,000 CAP SA 3.90% 04/27/2031 322,800
197,619 Chile Electricity PEC
SpA 0.00% 01/25/2028 166,593
235,360 GNL Quintero SA 4.63% 07/31/2029 232,335
721,728
COLOMBIA 0.5%
177,083 AL Candelaria
Spain SA 7.50% 12/15/2028 174,997
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 203,336
200,000 Aris Mining Corp. 8.00%
(a)
10/31/2029 198,167

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.32%) 8.63% 12/24/2034 209,597
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 111,568
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 178,915
171,860 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 171,430
200,000 Termocandelaria
Power SA 7.75%
(a)
09/17/2031 202,412
200,000 Transportadora de
Gas Internacional
SA ESP 5.55% 11/01/2028 195,564
1,645,986
DOMINICAN REPUBLIC 0.1%
200,000 Aeropuertos
Dominicanos
Siglo XXI SA 7.00%
(a)
06/30/2034 204,250
GUATEMALA 0.3%
350,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 343,525
400,000 Energuate Trust 5.88% 05/03/2027 391,732
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 177,235
912,492
INDIA 0.5%
166,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 136,784
400,000 Adani Ports &
Special Economic
Zone Ltd. 4.20% 08/04/2027 362,093
145,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 112,707
442,500 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 399,588
200,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 192,988
400,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(c)
01/15/2025 400,941
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 185,735
1,790,836
INDONESIA 0.4%
200,000 Bank Negara
Indonesia
Persero Tbk. PT 3.75% 03/30/2026 195,338
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 198,282
400,000 Indonesia Asahan
Aluminium PT 4.75% 05/15/2025 399,308
200,000 Medco Laurel Tree
Pte. Ltd. 6.95% 11/12/2028 199,362
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Medco Oak Tree
Pte. Ltd. 7.38% 05/14/2026 203,781
300,000 Pertamina Persero
PT 1.40% 02/09/2026 287,554
1,483,625
IRELAND 0.2%
530,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 535,919
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 142,113
678,032
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 199,682
LUXEMBOURG 0.1%
169,000 ArcelorMittal SA 6.00% 06/17/2034 172,097
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.64%) 5.88%
(c)
01/24/2027 191,077
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.07%) 8.38%
(a)(c)
05/20/2031 199,787
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 184,396
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand 5.62%
(a)
12/10/2029 199,500
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 206,435
384,000 Cometa Energia SA
de CV 6.38% 04/24/2035 379,901
200,000 Comision Federal
de Electricidad 3.35% 02/09/2031 165,874
200,000 Comision Federal
de Electricidad 6.45%
(a)
01/24/2035 188,994
400,000 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(a)
01/31/2041 392,279
400,000 KUO SAB de CV 5.75% 07/07/2027 389,019
231,024 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 224,001
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 68,822

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
346,908 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 317,719
3,107,804
PANAMA 0.1%
250,000 Banco Nacional de
Panama 2.50% 08/11/2030 199,131
200,000 Multibank, Inc. 7.75% 02/03/2028 202,907
402,038
PARAGUAY 0.4%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 145,128
633,430 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 489,642
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 155,275
480,000 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 341,113
300,000 Telefonica Celular
del Paraguay SA 5.88% 04/15/2027 297,629
1,428,787
PERU 0.8%
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 245,300
141,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13%
(a)
07/01/2030 138,350
150,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 142,234
400,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 395,058
400,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 399,970
300,000 InRetail Consumer 3.25% 03/22/2028 275,512
310,000 InRetail Shopping
Malls 5.75% 04/03/2028 306,982
200,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 191,451
165,457 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 165,167
246,312 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 226,471
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 203,884
200,000 Petroleos del Peru
SA 5.63% 06/19/2047 128,363
160,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 156,914
2,975,656
SINGAPORE 0.3%
300,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 288,845
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 390,729
400,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 379,236
1,058,810
SOUTH AFRICA 0.1%
200,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 202,661
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 192,104
394,765
UNITED KINGDOM 0.2%
372,000 BAT Capital Corp. 4.54% 08/15/2047 293,752
234,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(a)
03/17/2030 229,305
150,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 155,444
678,501
VIETNAM 0.1%
190,613 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 183,356
Total Foreign Corporate Bonds
(Cost $23,953,495) 24,167,766
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.3%
COLOMBIA 0.1%
250,000 Republic of
Colombia 3.88% 04/25/2027 239,579
GUATEMALA 0.0%
(d)
200,000 Republic of
Guatemala 4.38% 06/05/2027 192,800
200,000 Republic of
Guatemala 4.88% 02/13/2028 193,350
386,150

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PANAMA 0.1%
200,000 Republic of Panama 3.88% 03/17/2028 184,956
PARAGUAY 0.1%
200,000 Republic of
Paraguay 4.70% 03/27/2027 196,700
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations
(Cost $1,014,680) 1,007,385
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.0%
BANK ,
300,000 Series 2018-BN11-C 4.37%
(e)
03/15/2061 274,599
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 193,137
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 144,103
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 190,554
260,445 Series
2021-BN33-A5 2.56% 05/15/2064 223,453
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 252,272
307,000 Series
2022-BNK43-C 5.23%
(e)
08/15/2055 270,449
6,000,288 Series
2023-BNK46-XA 0.62%
(e)(f)
08/15/2056 224,512
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.82%
(e)
07/15/2049 256,076
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 192,247
BANK5 ,
11,909,345 Series
2023-5YR1-XA 0.27%
(e)(f)
04/15/2056 100,908
326,000 Series
2024-5YR10-AS 5.64% 10/15/2057 329,595
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 307,532
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 271,597
300,000 Series 2021-C12-A5 2.69% 11/15/2054 257,056
180,000 Series 2021-C12-AS 2.90% 11/15/2054 151,705
250,000 Series 2021-C9-A5 2.30% 02/15/2054 213,029
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 96,224
200,000 Series 2022-C17-A5 4.44% 09/15/2055 190,953
250,000 Series 2023-C19-A5 5.45% 04/15/2056 253,360
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 315,311
Benchmark Mortgage Trust ,
6,953,350 Series 2018-B2-XA 0.45%
(e)(f)
02/15/2051 73,537
350,000 Series 2019-B13-A3 2.70% 08/15/2057 316,111
147,445 Series
2019-B14-ASB 2.96% 12/15/2062 141,497
310,000 Series 2019-B15-A4 2.67% 12/15/2072 276,564
250,000 Series 2021-B31-A5 2.67% 12/15/2054 212,611
250,000 Series 2022-B35-C 4.44%
(e)
05/15/2055 195,034
305,000 Series 2022-B37-C 5.75%
(e)
11/15/2055 273,094
200,000 Series 2023-B38-A4 5.52% 04/15/2056 203,770
7,093,757 Series 2023-V3-XA 0.81%
(e)(f)
07/15/2056 178,768
320,000 Series 2024-V10-A3 5.28% 09/15/2057 321,358
274,000 Series 2024-V8-A2 5.71% 07/15/2057 280,642
300,000 Series 2024-V9-A3 5.60% 08/15/2057 305,215
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 231,526
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 310,201
223,000 Series 2024-5C7-AS 5.89%
(e)
11/15/2057 226,707
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 5.56%
(a)
09/15/2038 250,218
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(e)
05/15/2052 383,414
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 180,082
Citigroup Commercial Mortgage Trust ,
246,734 Series 2015-GC27-C 4.39%
(e)
02/10/2048 244,975
311,815 Series 2017-P7-A3 3.44% 04/14/2050 302,656
289,814 Series 2018-B2-A3 3.74% 03/10/2051 280,829
272,432 Series 2018-C5-A3 3.96% 06/10/2051 263,164
100,000 Series
2022-GC48-A5 4.58%
(e)
05/15/2054 96,981
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(e)
02/10/2049 198,343
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 231,912
DBJPM Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(e)
05/10/2049 271,199
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 229,256
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(e)
06/05/2035 228,456
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.30%
(a)(e)
02/10/2056 236,835
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.32%
(a)(e)
09/10/2038 246,853
GS Mortgage Securities Trust ,
9,316,033 Series 2017-GS7-XA 1.07%
(e)(f)
08/10/2050 193,546
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 225,535
250,000 Series 2019-GSA1-C 3.80%
(e)
11/10/2052 218,367
HTL Commercial Mortgage Trust ,
250,000 Series 2024-T53-A 5.88%
(a)(e)
05/10/2039 251,501
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 4.99%
(a)
04/15/2037 286,667
JPMCC Commercial Mortgage Securities Trust ,
7,940,773 Series 2017-JP6-XA 1.01%
(e)(f)
07/15/2050 130,636
LSTAR Commercial Mortgage Trust ,
23,349 Series 2015-3-D 3.40%
(a)(e)
04/20/2048 23,180
MF1 Multifamily Housing Mortgage Loan Trust ,
300,000 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor) 5.70%
(a)
07/15/2036 299,991
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.26%
(e)
11/15/2049 211,357
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.78%
(e)
10/15/2051 262,938
MSWF Commercial Mortgage Trust ,
199,336 Series 2023-2-A1 5.96% 12/15/2056 202,143
NJ Trust ,
250,000 Series 2023-GSP-A 6.48%
(a)(e)
01/06/2029 260,417
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 260,068
200,000 Series 2018-C8-C 4.68%
(e)
02/15/2051 177,087
VEGAS Trust ,
170,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 170,558

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 247,833
306,000 Series 2017-C41-B 4.19%
(e)
11/15/2050 286,753
320,000 Series 2018-C45-C 4.73% 06/15/2051 295,652
391,688 Series 2019-C50-A4 3.47% 05/15/2052 372,007
250,000 Series 2019-C50-C 4.35% 05/15/2052 223,301
210,000 Series 2020-C57-A4 2.12% 08/15/2053 180,868
269,117 Series 2020-C58-A3 1.81% 07/15/2053 231,330
246,000 Series 2021-C60-A3 2.06% 08/15/2054 210,255
250,000 Series 2024-C63-C 6.12%
(e)
08/15/2057 248,800
WFRBS Commercial Mortgage Trust ,
373,233 Series 2014-C21-XA 0.50%
(e)(f)
08/15/2047 741
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $17,118,287) 17,372,011
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 9.6%
BRAVO Residential Funding Trust ,
1,094,352 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 1,078,341
1,474,574 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,487,400
Citigroup Mortgage Loan Trust ,
466,664 Series
2007-AR8-2A1A 5.23%
(e)
07/25/2037 407,438
COLT Mortgage Loan Trust ,
982,851 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 974,636
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90%) 6.47%
(a)
12/25/2041 507,476
1,254,088 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15%) 5.71%
(a)
03/25/2044 1,254,707
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 1,015,205
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 477,191
Deephaven Residential Mortgage Trust ,
835,541 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 796,178
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40%) 6.97%
(a)
02/25/2042 512,206
HOMES Trust ,
785,613 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 788,254
Legacy Mortgage Asset Trust ,
378,028 Series 2021-GS2-A1 4.75%
(a)(b)
04/25/2061 378,186
New Residential Mortgage Loan Trust ,
779,203 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 751,370
830,064 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 835,767
OBX Trust ,
1,335,746 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,349,785
764,309 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 768,957
730,427 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 735,556
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,436,565 Series
2024-NQM16-A2 5.73%
(a)(b)
10/25/2064 2,430,596
1,273,764 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,287,442
PRPM LLC ,
1,429,456 Series 2024-4-A1 6.41%
(a)(b)
08/25/2029 1,433,914
PRPM Trust ,
1,500,000 Series
2024-NQM4-A1 5.67%
(a)(b)
12/26/2069 1,511,583
RFMSI Trust ,
1,276,653 Series 2006-S4-A7 6.00% 04/25/2036 1,000,666
Structured Asset Mortgage Investments II Trust ,
1,137,352 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 4.87% 09/25/2047 963,846
Towd Point Mortgage Trust ,
1,517,151 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,443,330
2,061,868 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 1,860,082
200,073 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 192,219
884,338 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 830,020
Verus Securitization Trust ,
440,336 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 392,653
989,137 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 992,459
728,385 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 733,239
2,129,269 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 2,161,249
1,036,287 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 1,038,322
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
354,515 Series
2006-AR16-2A1 4.54%
(e)
12/25/2036 311,889
Wells Fargo Mortgage-Backed Securities Trust ,
273,947 Series
2006-AR14-2A1 7.39%
(e)
10/25/2036 244,827
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $32,795,116) 32,946,989
US CORPORATE BONDS 14.6%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 71,051
340,000 AbbVie, Inc. 4.70% 05/14/2045 300,362
165,000 Academy Ltd. 6.00%
(a)
11/15/2027 164,263
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 54,684
155,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 155,724
90,000 AEP Texas, Inc. 5.45% 05/15/2029 91,205
160,000 Aethon United
BR LP 7.50%
(a)
10/01/2029 163,784
389,000 AGCO Corp. 5.80% 03/21/2034 391,238
215,000 Agree LP 5.63% 06/15/2034 215,743
663,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 406,165
95,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
10/15/2027 94,310
90,000 Alliant Holdings
Intermediate LLC 6.50%
(a)
10/01/2031 89,224
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 70,557
155,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 158,616
85,000 Amentum
Holdings, Inc. 7.25%
(a)
08/01/2032 85,741

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
160,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 168,089
250,000 American Homes 4
Rent LP 5.50% 02/01/2034 249,129
205,000 American National
Group, Inc. 5.75% 10/01/2029 205,392
400,000 Amgen, Inc. 5.75% 03/02/2063 383,960
193,000 Amphenol Corp. 5.38% 11/15/2054 183,641
110,000 Anywhere Real
Estate Group LLC 7.00%
(a)
04/15/2030 97,705
55,000 APH Somerset
Investor 2 LLC 7.88%
(a)
11/01/2029 55,795
195,000 Apollo Debt
Solutions BDC 6.70%
(a)
07/29/2031 200,352
141,000 Apollo Global
Management,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.17%) 6.00% 12/15/2054 139,156
189,000 AppLovin Corp. 5.38% 12/01/2031 189,138
145,000 Archrock Partners
LP 6.63%
(a)
09/01/2032 144,957
385,000 Ares Capital Corp. 5.95% 07/15/2029 389,459
134,000 Ares Strategic
Income Fund 5.70%
(a)
03/15/2028 134,026
145,000 Arizona Public
Service Co. 5.70% 08/15/2034 146,710
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 263,722
110,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 109,545
236,000 Arthur J Gallagher
& Co. 5.15% 02/15/2035 230,211
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 222,678
609,000 AT&T, Inc. 3.50% 09/15/2053 410,453
135,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 128,430
457,000 Athene Global
Funding 4.72%
(a)
10/08/2029 446,056
391,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 389,790
130,000 Atlassian Corp. 5.25% 05/15/2029 131,026
236,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 236,286
30,000 Avient Corp. 6.25%
(a)
11/01/2031 29,624
125,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 125,193
200,000 Bank of America
Corp. (SOFR +
1.74%) 5.52% 10/25/2035 195,654
623,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 507,857
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
290,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 289,352
180,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 186,525
65,000 Bausch Health Cos.,
Inc. 4.88%
(a)
06/01/2028 52,072
60,000 Bausch Health Cos.,
Inc. 5.25%
(a)
01/30/2030 32,754
260,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 259,377
160,000 Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 162,481
317,000 Black Hills Corp. 6.00% 01/15/2035 327,100
229,000 Blackstone Private
Credit Fund 6.00%
(a)
11/22/2034 223,603
65,000 Blue Racer
Midstream LLC 7.25%
(a)
07/15/2032 66,840
85,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 86,619
445,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 347,747
380,000 Brown & Brown,
Inc. 2.38% 03/15/2031 319,592
195,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 197,558
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 153,169
224,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 211,555
168,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 165,188
225,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 217,149
155,000 Campbell's Co.
(The) 5.40% 03/21/2034 154,323
192,000 Cardinal Health,
Inc. 4.60% 03/15/2043 164,327
27,000 Cardinal Health,
Inc. 4.50% 11/15/2044 22,350
55,858 Carvana Co. 9.00%
(a)
12/01/2028 59,119
30,000 Carvana Co. 13.00%
(a)
06/01/2030 32,633
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 122,933
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 91,432
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 83,486
466,000 Centene Corp. 3.00% 10/15/2030 402,401
75,000 Central Parent LLC 8.00%
(a)
06/15/2029 76,455
240,000 CF Industries, Inc. 5.38% 03/15/2044 223,482
420,000 Cheniere Energy
Partners LP 4.00% 03/01/2031 388,660
541,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 529,645
80,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 80,037
125,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 112,061
441,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 378,963
405,000 Citigroup, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.73%) 5.41% 09/19/2039 385,944

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
70,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 72,787
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 22,586
145,000 Clydesdale
Acquisition
Holdings, Inc. 6.88%
(a)
01/15/2030 146,162
155,000 CNH Industrial
Capital LLC 5.10% 04/20/2029 155,119
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 58,891
125,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 116,467
130,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 126,686
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 67,535
327,000 Crown Castle, Inc. 3.65% 09/01/2027 317,196
400,000 CSX Corp. 3.80% 11/01/2046 307,865
155,000 CVS Health Corp. 5.30% 06/01/2033 148,648
230,000 CVS Health Corp. 5.88% 06/01/2053 211,149
90,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 92,360
160,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 157,343
373,000 Dell, Inc. 6.50% 04/15/2038 390,571
212,000 Devon Energy Corp. 5.75% 09/15/2054 192,502
145,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 141,428
90,000 DISH DBS Corp. 5.75%
(a)
12/01/2028 77,119
35,000 DISH DBS Corp. 5.13% 06/01/2029 22,562
114,000 Dominion Energy,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.21%) 6.63% 05/15/2055 116,185
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 97,330
425,000 DR Horton, Inc. 5.00% 10/15/2034 410,609
101,000 DT Midstream, Inc. 4.13%
(a)
06/15/2029 94,392
246,000 DTE Energy Co. 5.85% 06/01/2034 252,694
105,000 Duke Energy Corp. 5.00% 08/15/2052 91,744
70,000 EchoStar Corp. 10.75% 11/30/2029 75,345
202,000 Edison
International 5.25% 03/15/2032 199,952
210,000 Elevance Health,
Inc. 4.55% 05/15/2052 169,421
165,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 165,482
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 115,297
381,000 Energy Transfer LP 5.95% 05/15/2054 368,570
192,000 Energy Transfer
LP (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 7.13% 10/01/2054 195,580
189,000 EnLink Midstream
LLC 5.38% 06/01/2029 189,129
363,000 EnLink Midstream
LLC 5.65% 09/01/2034 362,029
170,000 Equinix, Inc. 3.90% 04/15/2032 156,653
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
300,000 Equinix, Inc. 2.95% 09/15/2051 184,279
160,000 Eversource Energy 5.50% 01/01/2034 158,853
221,000 Expand Energy
Corp. 6.75%
(a)
04/15/2029 223,597
386,000 Expedia Group, Inc. 3.80% 02/15/2028 373,016
163,000 F&G Annuities &
Life, Inc. 6.25% 10/04/2034 158,248
75,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 69,254
310,000 Fiserv, Inc. 5.45% 03/15/2034 310,400
260,000 Ford Motor Co. 3.25% 02/12/2032 216,311
235,000 Fortress
Transportation
and
Infrastructure
Investors LLC 5.88%
(a)
04/15/2033 227,037
75,000 Frontier
Communications
Holdings LLC 6.75%
(a)
05/01/2029 75,438
90,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 89,753
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 261,893
372,000 Genuine Parts Co. 4.95% 08/15/2029 371,084
155,000 Global Payments,
Inc. 4.95% 08/15/2027 155,371
95,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 94,177
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 5.29% 09/10/2027 596,719
70,000 Gray Television,
Inc. 10.50%
(a)
07/15/2029 70,072
105,000 Griffon Corp. 5.75% 03/01/2028 103,033
155,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 156,274
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 132,507
395,000 HCA, Inc. 5.25% 06/15/2049 342,248
205,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 199,176
447,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 429,880
95,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 89,396
315,000 Host Hotels &
Resorts LP 5.70% 07/01/2034 314,673
350,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 317,178
95,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 97,453
111,000 Huntington
Bancshares, Inc.
(SOFR + 1.28%) 5.27% 01/15/2031 111,124
320,000 Hyatt Hotels Corp. 5.25% 06/30/2029 320,385
310,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 310,749
145,000 Illuminate Buyer
LLC 9.00%
(a)
07/01/2028 146,957
205,000 IQVIA, Inc. 6.25% 02/01/2029 212,127
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 214,728
35,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 34,883
95,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 101,036

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
155,000 JPMorgan Chase
& Co. (SOFR +
1.99%) 4.85% 07/25/2028 154,976
197,000 Keysight
Technologies,
Inc. 4.95% 10/15/2034 189,605
389,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 421,917
190,000 Kinetik Holdings LP 5.88%
(a)
06/15/2030 187,159
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 122,519
250,000 Kyndryl Holdings,
Inc. 4.10% 10/15/2041 198,551
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 369,699
100,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 111,940
235,000 Life Time, Inc. 6.00%
(a)
11/15/2031 232,807
155,000 LifePoint Health,
Inc. 4.38%
(a)
02/15/2027 148,679
170,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 173,060
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,085
85,000 Lightning Power
LLC 7.25%
(a)
08/15/2032 87,645
95,000 Lowe's Cos., Inc. 5.63% 04/15/2053 91,365
380,000 LPL Holdings, Inc. 6.00% 05/20/2034 387,131
186,000 M&T Bank Corp.
(SOFR + 2.26%) 6.08% 03/13/2032 190,729
51,000 Macy's Retail
Holdings LLC 5.88%
(a)
04/01/2029 50,016
180,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 170,160
195,000 Markel Group, Inc. 6.00% 05/16/2054 193,378
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 317,734
328,000 Marvell
Technology, Inc. 5.95% 09/15/2033 340,684
154,000 MasTec, Inc. 5.90% 06/15/2029 156,884
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 99,038
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 72,600
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 38,403
155,000 McDonald's Corp. 5.45% 08/14/2053 148,626
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 53,761
45,000 McGraw-Hill
Education, Inc. 7.38%
(a)
09/01/2031 46,111
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 144,902
35,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 26,466
30,000 Michaels Cos., Inc.
(The) 7.88%
(a)
05/01/2029 18,348
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 127,366
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 135,717
157,000
MPLX LP 5.50% 06/01/2034 154,836
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
65,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 66,162
56,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 53,585
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 104,635
241,000 Netflix, Inc. 5.40% 08/15/2054 234,653
91,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 93,455
95,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 96,340
315,000 NiSource, Inc. 5.35% 04/01/2034 312,609
325,000 Northrop
Grumman Corp. 5.20% 06/01/2054 302,661
100,000 NRG Energy, Inc. 6.00%
(a)
02/01/2033 97,202
80,000 NuStar Logistics LP 6.00% 06/01/2026 80,163
190,000 Occidental
Petroleum Corp. 5.38% 01/01/2032 186,163
245,000 Omega Healthcare
Investors, Inc. 4.75% 01/15/2028 241,837
165,000 OneMain Finance
Corp. 7.50% 05/15/2031 169,527
303,000 ONEOK, Inc. 6.63% 09/01/2053 318,870
187,000 Oracle Corp. 3.80% 11/15/2037 156,228
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 170,808
65,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 67,998
80,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 75,091
149,000 Owens Corning 5.70% 06/15/2034 151,449
286,000 Pacific Gas and
Electric Co. 6.95% 03/15/2034 313,415
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 60,008
100,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 101,108
205,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 208,210
145,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 152,054
318,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 312,962
135,000 Performance Food
Group, Inc. 6.13%
(a)
09/15/2032 135,163
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 66,046
196,000 Permian Resources
Operating LLC 6.25%
(a)
02/01/2033 193,630
350,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 338,757
160,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 158,219
115,000 Pike Corp. 8.63%
(a)
01/31/2031 121,464
115,000 Post Holdings, Inc. 6.38%
(a)
03/01/2033 112,857
174,000 Quanta Services,
Inc. 2.35% 01/15/2032 144,075
185,000 Quanta Services,
Inc. 5.25% 08/09/2034 180,864
373,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 362,327

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
122,099 Radiology Partners,
Inc. 7.78%
(a)
01/31/2029 120,524
155,000 Regal Rexnord
Corp. 6.05% 02/15/2026 156,483
220,000 Regal Rexnord
Corp. 6.05% 04/15/2028 223,845
318,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 316,251
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 75,956
169,000 Royalty Pharma plc 5.15% 09/02/2029 168,714
50,000 Sabra Health Care
LP 3.90% 10/15/2029 46,771
49,000 Sabre GLBL, Inc. 8.63%
(a)
06/01/2027 48,376
21,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 21,743
125,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 117,766
75,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 71,835
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 103,205
95,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 91,195
85,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 87,829
165,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 167,364
145,000 SM Energy Co. 7.00%
(a)
08/01/2032 143,100
195,000 Sonoco Products
Co. 4.60% 09/01/2029 190,044
80,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 81,148
70,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 70,172
90,000 Staples, Inc. 10.75%
(a)
09/01/2029 88,653
190,000 Sun Communities
Operating LP 2.70% 07/15/2031 159,872
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 60,248
73,000 Targa Resources
Corp. 5.50% 02/15/2035 71,872
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 124,171
185,000 T-Mobile USA, Inc. 5.50% 01/15/2055 174,713
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 185,445
100,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 101,558
63,000 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 63,239
43,000 Transocean, Inc. 8.00%
(a)
02/01/2027 43,127
240,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 265,042
329,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 325,269
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 343,880
60,000 UKG, Inc. 6.88%
(a)
02/01/2031 60,936
365,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 360,102
250,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 225,288
115,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 99,200
399,000 Universal Health
Services, Inc. 4.63% 10/15/2029 385,252
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
90,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 86,214
225,000 US Foods, Inc. 5.75%
(a)
04/15/2033 219,216
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 60,723
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 98,899
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 36,539
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 49,406
305,000 Veralto Corp. 5.35% 09/18/2028 309,029
155,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 153,243
85,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 91,650
439,000 VICI Properties LP 4.63%
(a)
12/01/2029 420,979
120,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 126,047
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 134,428
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 209,889
121,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 117,119
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 63,000
80,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 81,989
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 52,974
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 53,020
165,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 169,644
145,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 149,604
80,000 Wayfair LLC 7.25%
(a)
10/31/2029 80,160
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 103,334
120,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 119,595
385,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 390,992
192,000 Wells Fargo & Co.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.77%) 6.85%
(c)
09/15/2029 198,653
200,000 Williams Cos., Inc.
(The) 5.15% 03/15/2034 194,563
114,000 Willis North
America, Inc. 4.50% 09/15/2028 112,043
50,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 51,700
211,000 Workday, Inc. 3.80% 04/01/2032 192,094
125,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 115,104
315,000 WRKCo, Inc. 3.75% 03/15/2025 314,198
160,000 XPO, Inc. 7.13%
(a)
06/01/2031 164,708
370,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 362,887
Total US Corporate Bonds
(Cost $50,341,006) 50,266,653
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 20.8%
FHLMC UMBS ,
1,724,967 Pool RA7939 5.00% 09/01/2052 1,672,150
1,257,663 Pool SD2347 5.50% 02/01/2053 1,255,815
3,090,098 Pool SD2969 2.50% 05/01/2052 2,561,832
1,662,614 Pool SD3033 5.50% 05/01/2053 1,676,559

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
303,361 Pool SD3454 5.50% 08/01/2053 301,490
1,519,394 Pool SD3803 2.00% 02/01/2052 1,203,629
1,408,186 Pool SD3892 5.50% 09/01/2053 1,398,764
1,124,223 Pool SD4301 6.00% 11/01/2053 1,151,441
1,004,704 Pool SD4888 6.00% 02/01/2054 1,020,258
928,470 Pool SD5219 6.00% 04/01/2054 940,550
2,826,788 Pool SD5249 5.50% 04/01/2054 2,830,162
4,103,943 Pool SD5573 3.00% 08/01/2052 3,541,845
2,308,015 Pool SD5617 6.00% 06/01/2054 2,350,789
2,845,435 Pool SD6002 5.50% 07/01/2054 2,846,018
1,473,274 Pool SD7553 3.00% 03/01/2052 1,270,041
1,220,012 Pool SD8146 2.00% 05/01/2051 956,968
FNMA REMICS ,
1,482,508 Series 2018-53-Z 3.50% 07/25/2048 1,280,012
1,490,697 Series 2018-62-B 3.50% 09/25/2048 1,326,076
2,518,503 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap) 5.13% 03/25/2049 2,475,829
1,086,192 Series 2024-90-FA
(SOFR 30 Day
Average + 1.50%,
1.50% Floor,
6.50% Cap) 6.07% 12/25/2054 1,093,550
FNMA UMBS ,
3,250,722 Pool CA6032 2.50% 06/01/2050 2,697,172
2,305,581 Pool CA8494 2.00% 01/01/2051 1,819,542
1,738,818 Pool CB4573 5.00% 09/01/2052 1,682,128
651,930 Pool CB6266 6.00% 05/01/2053 659,872
999,467 Pool CB7272 6.00% 10/01/2053 1,013,175
920,583 Pool CB7781 5.50% 01/01/2054 910,951
1,500,477 Pool CB8692 5.50% 06/01/2054 1,500,785
3,862,006 Pool CB8851 6.00% 07/01/2054 3,928,424
1,786,272 Pool FS1472 3.50% 11/01/2050 1,603,783
2,622,939 Pool FS3708 5.00% 01/01/2053 2,542,060
1,142,590 Pool FS5082 5.00% 02/01/2053 1,118,054
1,692,782 Pool FS5420 2.50% 03/01/2052 1,398,189
1,783,668 Pool FS5600 2.50% 06/01/2052 1,479,898
946,257 Pool FS6309 6.00% 12/01/2053 969,200
2,693,920 Pool FS6517 2.50% 04/01/2052 2,231,241
2,876,439 Pool FS7738 6.00% 03/01/2054 2,946,184
1,454,173 Pool FS8659 5.50% 07/01/2054 1,446,837
GNMA ,
1,120,593 Pool 785717 3.00% 11/20/2051 966,662
2,658,330 Pool 786184 3.00% 02/20/2052 2,299,532
802,058 Pool 786227 3.00% 04/20/2052 693,533
1,808,574 Pool MA5191 3.50% 05/20/2048 1,632,778
969,484 Series
2013-116-WU 3.00% 12/20/2042 949,282
1,081,611 Series 2021-58-HP 3.00% 08/20/2050 932,361
994,527 Series 2022-23-BA 3.00% 05/20/2049 900,820
Total US Government and Agency Mortgage
Backed Obligations
(Cost $72,186,268) 71,476,241
US GOVERNMENT AND AGENCY OBLIGATIONS 22.4%
4,200,000 U.S. Treasury
Bonds 1.13% 05/15/2040 2,528,715
30,000,000 U.S. Treasury
Bonds 1.38% 11/15/2040 18,580,968
3,200,000 U.S. Treasury Notes 0.75% 03/31/2026 3,065,585
3,700,000 U.S. Treasury Notes 0.75% 01/31/2028 3,325,161
19,650,000 U.S. Treasury Notes 0.63% 05/15/2030 16,128,134
21,750,000 U.S. Treasury Notes 0.63% 08/15/2030 17,668,150
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
19,150,000 U.S. Treasury Notes 0.88% 11/15/2030 15,672,723
Total US Government and Agency
Obligations
(Cost $79,004,360) 76,969,436
SHORT TERM INVESTMENTS 2.3%
4,010,438 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.46%
(g)
4,010,438
4,010,438 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.43%
(g)
4,010,438
Total Short Term Investments
(Cost $8,020,876) 8,020,876
Total Investments 99.1%
(Cost $342,312,504) 340,905,624
Other Assets in Excess of Liabilities 0.9% 3,168,998
NET ASSETS 100.0% $344,074,622

DoubleLine ETF Trust
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 22.4%
US Government and Agency Mortgage Backed Obligations 20.8
Non-Agency Residential Collateralized Mortgage Obligations 9.6
Asset Backed Obligations 9.5
Non-Agency Commercial Mortgage Backed Obligations 5.0
Collateralized Loan Obligations 4.6
Banking 2.4
Short Term Investments 2.3
Midstream 1.6
Electric 1.5
Technology 1.3
Healthcare 1.1
Transportation Services 1.0
Finance Companies 1.0
Government Owned, No Guarantee 0.8
Independent 0.7
Metals and Mining 0.7
Diversified Manufacturing 0.6
Retailers 0.5
Consumer Cyclical Services 0.5
P&C 0.5
Chemicals 0.5
Software 0.4
Pharmaceuticals 0.4
Food and Beverage 0.4
Leisure 0.4
Railroads 0.4
Life 0.4
Wirelines 0.3
Wireless 0.3
Oil Field Services 0.3
Cable Satellite 0.3
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.3
Other REITs 0.3
Gaming 0.3
Building Materials 0.3
Aerospace & Defense 0.3
Health Insurance 0.2
Automotive 0.2
Media Entertainment 0.2
Packaging 0.2
Insurance 0.2
Other Industrial 0.2
Healthcare REITs 0.2
Government Sponsored 0.2
Financial Services 0.2
Hotels, Restaurants & Leisure 0.2
Diversified Consumer Services 0.2
Lodging 0.2
Paper 0.2
Health Care Providers & Services 0.2
Local Authority 0.2
Construction Machinery 0.1
Brokerage, Asset Managers & Exchanges 0.1
Tobacco 0.1
Health Care Equipment & Supplies 0.1
Specialty Retail 0.1
Home Construction 0.1
Household Durables 0.1
Natural Gas 0.1
Other Financial 0.1
Supermarkets 0.1
 .
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Construction & Engineering 0.1%
Airlines 0.1
Entertainment 0.1
IT Services 0.1
Refining 0.1
Apartment REITs 0.1
Restaurants 0.1
Electric Utilities 0.1
Retail REITs 0.1
Commercial Services & Supplies 0.1
Machinery 0.1
Beverages 0.0
(d)
Distributors 0.0
(d)
Diversified Telecommunication Services 0.0
(d)
Oil, Gas & Consumable Fuels 0.0
(d)
Passenger Airlines 0.0
(d)
Food Products 0.0
(d)
Building Products 0.0
(d)
Media 0.0
(d)
Professional Services 0.0
(d)
Leisure Products 0.0
(d)
Containers & Packaging 0.0
(d)
Electrical Equipment 0.0
(d)
Consumer Products 0.0
(d)
Automobile Components 0.0
(d)
Household Products 0.0
(d)
Communications Equipment 0.0
(d)
Energy Equipment & Services 0.0
(d)
Technology Hardware, Storage & Peripherals 0.0
(d)
Other Assets and Liabilities 0.9
100.0%

|
December 31, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
December 31, 2024
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to approximately $103,724,013 or
30.15% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Represents less than 0.05% of net assets.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 10 Year Ultra Bond Short (250) 03/20/2025 $ (27,828,125) $ 380,350
U.S. Treasury 5 Year Note Short (290) 03/31/2025 (30,828,360) 126,289
U.S. Treasury 2 Year Note Long 925 03/31/2025 190,188,673 101,861
U.S. Treasury Ultra Bond Long 22 03/20/2025 2,615,938 (85,640)
U.S. Treasury Long Bond Long 270 03/20/2025 30,737,813 (703,151)
$(180,291)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
December 31, 2024

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
BEVERAGES 4.8%
10,172 Brown-Forman Corp. - Class B 386,333
92,082 Coca-Cola Co. (The) 5,733,025
8,746 Constellation Brands, Inc. - Class A 1,932,866
62,723 Keurig Dr Pepper, Inc. 2,014,663
9,784 Molson Coors Beverage Co. - Class B 560,819
39,462 Monster Beverage Corp.
(a)
2,074,123
32,622 PepsiCo, Inc. 4,960,501
17,662,330
CHEMICALS 15.3%
17,237 Air Products and Chemicals, Inc. 4,999,419
13,080 Albemarle Corp. 1,125,926
12,155 Celanese Corp. - Class A 841,248
19,948 CF Industries Holdings, Inc. 1,701,963
76,963 Corteva, Inc. 4,383,812
77,862 Dow, Inc. 3,124,602
46,348 DuPont de Nemours, Inc. 3,534,035
13,021 Eastman Chemical Co. 1,189,078
19,686 Ecolab, Inc. 4,612,824
13,823 FMC Corp. 671,936
28,432 International Flavors & Fragrances, Inc. 2,403,926
37,396 Linde plc 15,656,582
28,831 LyondellBasell Industries NV - Class A 2,141,278
35,444 Mosaic Co. (The) 871,214
26,028 PPG Industries, Inc. 3,109,045
18,064 Sherwin-Williams Co. (The) 6,140,496
56,507,384
CONSTRUCTION MATERIALS 2.0%
6,816 Martin Marietta Materials, Inc. 3,520,464
14,706 Vulcan Materials Co. 3,782,824
7,303,288
CONSUMER STAPLES DISTRIBUTION & RETAIL 7.9%
10,566 Costco Wholesale Corp. 9,681,308
12,215 Dollar General Corp. 926,141
11,333 Dollar Tree, Inc.
(a)
849,295
36,837 Kroger Co. (The) 2,252,583
27,481 Sysco Corp. 2,101,197
25,803 Target Corp. 3,488,050
40,033 Walgreens Boots Alliance, Inc. 373,508
103,434 Walmart, Inc. 9,345,262
29,017,344
CONTAINERS & PACKAGING 3.3%
160,033 Amcor plc 1,505,911
8,942 Avery Dennison Corp. 1,673,316
33,315 Ball Corp. 1,836,656
38,584 International Paper Co. 2,076,591
9,903 Packaging Corp. of America 2,229,462
54,741 Smurfit WestRock plc 2,948,350
12,270,286
DIVERSIFIED REITS 0.2%
15,714 WP Carey, Inc. 856,099
DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
177,624 AT&T, Inc. 4,044,499
86,489 Verizon Communications, Inc. 3,458,695
7,503,194
ENTERTAINMENT 7.2%
26,282 Electronic Arts, Inc. 3,845,057
23,716 Live Nation Entertainment, Inc.
(a)
3,071,222
7,572 Netflix, Inc.
(a)
6,749,075
SHARES SECURITY DESCRIPTION VALUE $
24,723 Take-Two Interactive Software, Inc.
(a)
4,551,010
42,328 Walt Disney Co. (The) 4,713,223
338,264 Warner Bros Discovery, Inc.
(a)
3,575,450
26,505,037
FOOD PRODUCTS 4.5%
26,565 Archer-Daniels-Midland Co. 1,342,064
7,913 Bunge Global SA 615,315
10,950 Campbell's Co. (The) 458,586
26,754 Conagra Brands, Inc. 742,424
31,091 General Mills, Inc. 1,982,672
8,243 Hershey Co. (The) 1,395,952
16,256 Hormel Foods Corp. 509,951
5,965 J M Smucker Co. (The) 656,866
14,982 Kellanova 1,213,093
49,245 Kraft Heinz Co. (The) 1,512,314
8,037 Lamb Weston Holdings, Inc. 537,113
14,113 McCormick & Co., Inc. (Non-Voting) 1,075,975
59,320 Mondelez International, Inc. - Class A 3,543,183
15,954 Tyson Foods, Inc. - Class A 916,398
16,501,906
HEALTH CARE REITS 2.6%
11,203 Alexandria Real Estate Equities, Inc. 1,092,853
26,036 Healthcare Realty Trust, Inc. - Class A 441,310
50,538 Healthpeak Properties, Inc. 1,024,405
18,517 Omega Healthcare Investors, Inc. 700,868
16,802 Sabra Health Care REIT, Inc. 291,011
29,695 Ventas, Inc. 1,748,739
34,862 Welltower, Inc. 4,393,658
9,692,844
HOTEL & RESORT REITS 0.2%
50,557 Host Hotels & Resorts, Inc. 885,759
HOUSEHOLD PRODUCTS 4.9%
13,673 Church & Dwight Co., Inc. 1,431,700
6,913 Clorox Co. (The) 1,122,740
42,266 Colgate-Palmolive Co. 3,842,402
18,763 Kimberly-Clark Corp. 2,458,704
55,928 Procter & Gamble Co. (The) 9,376,329
18,231,875
INDUSTRIAL REITS 2.6%
18,816 Americold Realty Trust, Inc. 402,662
3,507 EastGroup Properties, Inc. 562,838
9,499 First Industrial Realty Trust, Inc. 476,185
4,286 Lineage, Inc. 251,031
65,986 Prologis, Inc. 6,974,720
15,751 Rexford Industrial Realty, Inc. 608,934
13,073 STAG Industrial, Inc. 442,129
9,718,499
INTERACTIVE MEDIA & SERVICES 10.8%
57,842 Alphabet, Inc. - Class A 10,949,491
47,407 Alphabet, Inc. - Class C 9,028,189
39,237 Match Group, Inc.
(a)
1,283,442
31,659 Meta Platforms, Inc. - Class A 18,536,660
39,797,782
MEDIA 4.7%
11,231 Charter Communications, Inc. - Class A
(a)
3,849,649
96,850 Comcast Corp. - Class A 3,634,781
33,963 Fox Corp. - Class A 1,649,923
19,963 Fox Corp. - Class B 913,108
56,951 Interpublic Group of Cos., Inc. (The) 1,595,767
57,257 News Corp. - Class A 1,576,858

|
December 31, 2024

SHARES SECURITY DESCRIPTION VALUE $
17,007 News Corp. - Class B 517,523
29,601 Omnicom Group, Inc. 2,546,870
90,666 Paramount Global - Class B 948,366
17,232,845
METALS & MINING 3.4%
111,431 Freeport-McMoRan, Inc. 4,243,293
88,838 Newmont Corp. 3,306,550
26,352 Nucor Corp. 3,075,542
15,972 Steel Dynamics, Inc. 1,821,926
12,447,311
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
56,161 AGNC Investment Corp. 517,243
36,035 Annaly Capital Management, Inc. 659,440
37,319 Rithm Capital Corp. 404,165
22,801 Starwood Property Trust, Inc. 432,079
2,012,927
OFFICE REITS 0.5%
10,454 BXP, Inc. 777,360
10,935 Cousins Properties, Inc. 335,048
7,606 Kilroy Realty Corp. 307,663
11,831 Vornado Realty Trust 497,375
1,917,446
PERSONAL CARE PRODUCTS 0.9%
13,023 Estee Lauder Cos., Inc. (The) - Class A 976,465
106,710 Kenvue, Inc. 2,278,258
3,254,723
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.9%
21,676 CBRE Group, Inc. - Class A
(a)
2,845,842
29,398 CoStar Group, Inc.
(a)
2,104,603
2,204 Howard Hughes Holdings, Inc.
(a)
169,532
3,417 Jones Lang LaSalle, Inc.
(a)
864,979
580 Seaport Entertainment Group, Inc.
(a)
16,211
3,908 Zillow Group, Inc. - Class A
(a)
276,882
10,868 Zillow Group, Inc. - Class C
(a)
804,775
7,082,824
RESIDENTIAL REITS 3.4%
22,598 American Homes 4 Rent - Class A 845,617
10,231 AvalonBay Communities, Inc. 2,250,514
7,659 Camden Property Trust 888,750
13,435 Equity LifeStyle Properties, Inc. 894,771
24,542 Equity Residential 1,761,134
4,624 Essex Property Trust, Inc. 1,319,875
41,021 Invitation Homes, Inc. 1,311,441
8,411 Mid-America Apartment Communities, Inc. 1,300,088
8,443 Sun Communities, Inc. 1,038,236
21,589 UDR, Inc. 937,178
12,547,604
RETAIL REITS 3.1%
7,213 Agree Realty Corp. 508,156
21,654 Brixmor Property Group, Inc. 602,847
5,372 Federal Realty Investment Trust 601,395
48,416 Kimco Realty Corp. 1,134,387
13,136 NNN REIT, Inc. 536,606
62,513 Realty Income Corp. 3,338,819
11,723 Regency Centers Corp. 866,681
21,970 Simon Property Group, Inc. 3,783,455
11,372,346
SPECIALIZED REITS 9.5%
33,179 American Tower Corp. 6,085,360
SHARES SECURITY DESCRIPTION VALUE $
31,244 Crown Castle, Inc. 2,835,705
16,190 CubeSmart 693,742
22,086 Digital Realty Trust, Inc. 3,916,510
6,753 Equinix, Inc. 6,367,335
15,251 Extra Space Storage, Inc. 2,281,550
19,674 Gaming and Leisure Properties, Inc. 947,500
21,064 Iron Mountain, Inc. 2,214,037
6,313 Lamar Advertising Co. - Class A 768,545
5,143 PotlatchDeltic Corp. 201,863
11,342 Public Storage 3,396,248
9,647 Rayonier, Inc. 251,787
7,738 SBA Communications Corp. 1,577,004
75,183 VICI Properties, Inc. - Class A 2,196,095
52,111 Weyerhaeuser Co. 1,466,925
35,200,206
TOBACCO 2.4%
84,553 Altria Group, Inc. 4,421,276
36,984 Philip Morris International, Inc. 4,451,025
8,872,301
WIRELESS TELECOMMUNICATION SERVICES 1.1%
18,975 T-Mobile US, Inc. 4,188,352
Total Common Stocks
(Cost $366,256,268) 368,582,512
SHORT TERM INVESTMENTS 0.1%
192,718 JPMorgan U.S. Government Money
Market Fund - Class IM 4.46%
(b)
192,718
192,718 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.43%
(b)
192,718
Total Short Term Investments
(Cost $385,436) 385,436
Total Investments 99.8%
(Cost $366,641,704) 368,967,948
Other Assets in Excess of Liabilities 0.2% 555,816
NET ASSETS 100.0% $369,523,764

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
(Unaudited)
December 31, 2024
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
December 31, 2024
|
December 31, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 23.1%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor) 7.88%
(a)
02/19/2038 1,007,790
Arbor Realty Commercial Real Estate Notes Ltd. ,
528,385 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.08%,
0.97% Floor) 5.48%
(a)
12/15/2035 528,882
1,444,971 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 6.05%
(a)
01/15/2037 1,446,836
AREIT Trust ,
471,617 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 5.58%
(a)
11/17/2038 472,491
379,000 Series 2021-CRE5-C
(CME Term SOFR
1 Month + 2.36%,
2.25% Floor) 6.75%
(a)
11/17/2038 378,903
2,380,307 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 5.85%
(a)
01/20/2037 2,381,062
BDS Ltd. ,
139,657 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 5.56%
(a)
06/16/2036 139,767
BRSP Ltd. ,
1,254,658 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 5.63%
(a)
08/19/2038 1,250,797
BSPDF Issuer Ltd. ,
147,767 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 5.71%
(a)
10/15/2036 145,852
BSPRT Issuer Ltd. ,
438,206 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 5.61%
(a)
03/15/2036 437,809
2,000,000 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 6.66%
(a)
09/15/2035 2,011,626
BXMT Ltd. ,
200,060 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 5.40%
(a)
02/15/2038 197,325
466,118 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 5.90%
(a)
11/15/2037 466,482
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
2,000,000 Series 2019-FL1-B
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor) 6.41%
(a)
12/16/2036 1,997,291
1,693,300 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 5.73%
(a)
05/16/2038 1,693,055
1,388,257 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.76%
(a)
11/16/2036 1,389,073
GPMT Ltd. ,
566,622 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.74%
(a)
07/16/2035 561,442
1,725,007 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.82%
(a)
12/15/2036 1,707,288
320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 6.17%
(a)
12/15/2036 314,050
Greystone CRE Notes Ltd. ,
1,968,753 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor) 5.53%
(a)
07/15/2039 1,969,082
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 6.16%
(a)
07/15/2039 548,224
HERA Commercial Mortgage Ltd. ,
256,489 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 5.54%
(a)
02/18/2038 254,642
HGI CRE CLO Ltd. ,
794,534 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.16% Floor) 5.56%
(a)
06/16/2036 794,638
615,804 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 5.51%
(a)
09/17/2036 615,139
2,500,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor) 6.01%
(a)
09/17/2036 2,502,249
HIG RCP LLC ,
1,250,000 Series 2023-FL1-B
(CME Term SOFR
1 Month + 3.61%,
3.61% Floor) 8.01%
(a)
09/19/2038 1,266,676
KREF Ltd. ,
1,063,045 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 5.57%
(a)
02/15/2039 1,061,647

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor) 6.27%
(a)
02/17/2039 249,204
LCCM Trust ,
462,710 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 5.96%
(a)
11/15/2038 463,960
LFT CRE Ltd. ,
1,574,202 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 5.68%
(a)
06/15/2039 1,577,615
LoanCore Issuer Ltd. ,
514,081 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 5.81%
(a)
07/15/2036 514,461
2,000,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor) 6.26%
(a)
07/15/2036 2,000,795
943,900 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.81%
(a)
11/15/2038 944,147
MF1 Multifamily Housing Mortgage Loan Trust ,
535,091 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 5.59%
(a)
07/16/2036 533,905
895,712 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 5.57%
(a)
10/16/2036 893,925
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 6.24%
(a)
10/16/2036 984,157
1,500,000 Series 2023-FL12-C
(CME Term SOFR
1 Month + 3.78%,
3.78% Floor) 8.14%
(a)
10/19/2038 1,509,353
PFP Ltd. ,
1,400,000 Series 2021-8-C
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor) 6.31%
(a)
08/09/2037 1,403,301
Ready Capital Mortgage Financing LLC ,
2,077,301 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 5.65%
(a)
11/25/2036 2,085,847
1,110,258 Series 2022-FL10-A
(CME Term SOFR
1 Month + 2.55%,
2.55% Floor) 6.89%
(a)
10/25/2039 1,116,652
Shelter Growth CRE Issuer Ltd. ,
726,902 Series 2022-FL4-A
(CME Term SOFR
1 Month + 2.30%,
2.30% Floor) 6.66%
(a)
06/17/2037 729,302
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
STWD Ltd. ,
21,027 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 5.91%
(a)
07/15/2038 20,882
2,400,000 Series 2019-FL1-B
(CME Term SOFR
1 Month + 1.71%,
1.71% Floor) 6.11%
(a)
07/15/2038 2,378,521
880,116 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor) 5.95%
(a)
11/15/2038 878,868
TRTX Issuer Ltd. ,
2,826,396 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor) 6.03%
(a)
02/15/2039 2,821,803
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor) 6.53%
(a)
02/15/2039 2,090,188
VMC Finance LLC ,
783,321 Series 2022-FL5-A
(SOFR 30 Day
Average + 1.90%,
1.90% Floor) 6.50%
(a)
02/18/2039 784,489
Total Collateralized Loan Obligations
(Cost $51,065,955) 51,521,493
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 61.7%
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 5.58%
(a)
09/15/2034 1,489,732
BAMLL Commercial Mortgage Securities Trust ,
1,800,000 Series
2013-WBRK-A 3.53%
(a)(b)
03/10/2037 1,769,400
1,000,000 Series 2015-200P-A 3.22%
(a)
04/14/2033 991,729
BANK ,
559,454 Series
2017-BNK5-A4 3.13% 06/15/2060 537,649
1,000,000 Series
2019-BN19-A2 2.93% 08/15/2061 903,362
380,110 Series
2021-BN33-A1 0.61% 05/15/2064 369,666
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 610,560
521,998 Series
2022-BNK39-A1 1.74% 02/15/2055 505,246
114,701 Series
2023-BNK45-A1 5.43% 02/15/2056 115,470
828,878 Series
2023-BNK46-A1 6.01% 08/15/2056 841,740
1,808,921 Series
2024-BNK47-A1 5.52% 06/15/2057 1,834,057
1,944,117 Series
2024-BNK48-A1 4.33% 10/15/2057 1,920,707
BANK5 ,
373,421 Series
2023-5YR2-A1 6.20% 07/15/2056 380,394
1,500,000 Series
2024-5YR10-A3 5.30% 10/15/2057 1,508,404

|
December 31, 2024

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,500,000 Series
2024-5YR11-A3 5.89% 11/15/2057 1,544,531
840,772 Series
2024-5YR7-A1 5.82% 06/15/2057 850,326
1,866,348 Series
2024-5YR8-A1 5.19% 08/15/2057 1,877,027
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,018,317
BANK5 Trust ,
1,778,756 Series
2024-5YR6-A1 5.86% 05/15/2057 1,810,450
BBCMS Mortgage Trust ,
88,094 Series 2017-C1-ASB 3.49% 02/15/2050 86,887
539,238 Series 2023-C19-A1 5.70% 04/15/2056 544,092
880,557 Series 2023-C22-A1 6.36% 11/15/2056 905,419
775,456 Series
2024-5C25-A1 5.49% 03/15/2057 782,243
1,920,973 Series 2024-C24-A1 5.23% 02/15/2057 1,927,235
2,024,345 Series 2024-C28-A1 4.91% 09/15/2057 2,022,813
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor) 5.70%
(a)
07/15/2037 545,176
Benchmark Mortgage Trust ,
86,620 Series 2018-B2-A2 3.66% 02/15/2051 85,309
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,245,477
572,405 Series
2019-B13-ASB 2.89% 08/15/2057 548,091
11,967,396 Series 2019-B14-XA 0.75%
(b)(c)
12/15/2062 276,577
668,274 Series 2019-B15-A2 2.91% 12/15/2072 635,620
34,433 Series 2020-B21-A1 0.54% 12/17/2053 34,224
323,809 Series 2022-B37-A1 5.75%
(b)
11/15/2055 327,521
293,407 Series 2023-V2-A1 5.85% 05/15/2055 295,664
14,063,003 Series 2023-V2-XA 0.99%
(b)(c)
05/15/2055 393,171
223,256 Series 2024-V10-A1 4.48% 09/15/2057 220,306
209,000 Series 2024-V12-A1 5.05% 12/15/2057 208,967
305,927 Series 2024-V5-A1 5.32% 01/10/2057 307,838
1,650,000 Series 2024-V7-A1 5.63% 05/15/2056 1,672,747
920,025 Series 2024-V8-A1 5.51% 07/15/2057 929,728
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,034,766
BMARK ,
623,283 Series 2023-V4-A1 6.45% 11/15/2056 637,879
BMO Mortgage Trust ,
372,839 Series 2022-C1-A1 2.20% 02/15/2055 364,106
107,414 Series 2022-C3-A1 5.25%
(b)
09/15/2054 107,682
469,191 Series 2023-5C2-A1 6.80% 11/15/2056 479,873
476,797 Series 2023-C4-A1 5.29% 02/15/2056 478,758
1,421,712 Series 2023-C5-A1 5.74% 06/15/2056 1,434,801
1,572,420 Series 2023-C7-A1 5.90% 12/15/2056 1,598,261
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 85,109
1,814,599 Series 2024-5C4-A1 6.02% 05/15/2057 1,850,322
2,128,202 Series 2024-5C5-A1 5.20% 02/15/2057 2,130,720
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,007,770
1,290,175 Series 2024-5C7-A1 4.83% 11/15/2057 1,287,456
1,454,926 Series 2024-C9-A1 5.48% 07/15/2057 1,469,939
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 5.44%
(a)
04/15/2034 406,967
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
607,423 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor) 5.24%
(a)
10/15/2036 604,306
519,508 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor) 6.01%
(a)
11/15/2038 518,616
1,187,509 Series 2021-CIP-C
(CME Term SOFR
1 Month + 1.59%,
1.47% Floor) 5.98%
(a)
12/15/2038 1,186,197
2,262,000 Series 2021-VOLT-B
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor) 5.46%
(a)
09/15/2036 2,254,695
1,901,733 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor) 5.20%
(a)
10/15/2038 1,900,437
1,000,000 Series 2024-AIR2-C
(CME Term SOFR
1 Month + 2.24%,
2.24% Floor) 6.64%
(a)
10/15/2041 1,004,723
BX Trust ,
1,987,000 Series 2018-GW-C
(CME Term SOFR
1 Month + 1.52%,
1.22% Floor) 5.92%
(a)
05/15/2035 1,987,377
2,500,000 Series 2021-ARIA-B
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.81%
(a)
10/15/2036 2,494,621
2,020,065 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor) 5.55%
(a)
10/15/2026 2,011,192
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor) 5.37%
(a)
10/15/2036 993,090
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 5.76%
(a)
11/15/2036 1,262,565
2,000,000 Series 2024-VLT4-A
(CME Term SOFR
1 Month + 1.49%,
1.49% Floor) 5.89%
(a)
07/15/2029 2,010,858
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor) 5.39%
(a)
02/15/2039 957,613
Citigroup Commercial Mortgage Trust ,
999,938 Series 2015-P1-A4 3.46% 09/15/2048 995,545
500,000 Series 2015-P1-A5 3.72% 09/15/2048 495,878
298,179 Series 2016-C1-A3 2.94% 05/10/2049 292,250
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,699,283
890,901 Series 2017-P7-A3 3.44% 04/14/2050 864,729
1,437,694 Series
2019-GC43-AAB 2.96% 11/10/2052 1,376,178
Commercial Mortgage Trust ,
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,240,099

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
320,000 Series
2015-LC21-A4 3.71% 07/10/2048 318,215
585,938 Series 2015-PC1-A5 3.90% 07/10/2050 583,990
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,412,050
CORE Mortgage Trust ,
432,207 Series 2019-CORE-B
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor) 5.55%
(a)
12/15/2031 427,432
CSAIL Commercial Mortgage Trust ,
652,373 Series 2015-C3-A3 3.45% 08/15/2048 649,354
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,893,794
27,770 Series 2020-C19-A1 1.30% 03/15/2053 27,618
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,561,656
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,339,912
469,247 Series 2020-C9-A2 1.90% 08/15/2053 450,946
2,250,000 Series 2020-C9-A3 1.88% 08/15/2053 2,022,743
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.64%
(a)(b)
06/05/2035 1,411,937
Extended Stay America Trust ,
1,453,305 Series 2021-ESH-B
(CME Term SOFR
1 Month + 1.49%,
1.38% Floor) 5.89%
(a)
07/15/2038 1,455,462
GS Mortgage Securities Corp. Trust ,
1,500,000 Series 2021-ARDN-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 6.16%
(a)
11/15/2036 1,498,144
1,000,000 Series 2021-STAR-A
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor) 5.47%
(a)
12/15/2036 997,702
GS Mortgage Securities Trust ,
326,968 Series
2013-GC13-AS 3.87%
(a)(b)
07/10/2046 315,034
200,000 Series 2015-GC28-B 3.98% 02/10/2048 198,715
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 982,347
980,000 Series
2018-GS10-A2 4.00% 07/10/2051 953,738
234,459 Series
2019-GC39-A3 3.31% 05/10/2052 217,295
196,427 Series
2019-GSA1-AAB 2.99% 11/10/2052 188,157
HTL Commercial Mortgage Trust ,
2,000,000 Series 2024-T53-A 5.88%
(a)(b)
05/10/2039 2,012,008
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2,074,832 Series 2016-JP2-A3 2.56% 08/15/2049 2,029,010
540,665 Series 2016-JP3-A4 2.63% 08/15/2049 523,333
JPMBB Commercial Mortgage Securities Trust ,
625,948 Series 2015-C30-A4 3.55% 07/15/2048 622,702
491,453 Series 2015-C31-A3 3.80% 08/15/2048 487,040
680,000 Series 2015-C32-A5 3.60% 11/15/2048 668,809
590,000 Series 2015-C33-AS 4.02% 12/15/2048 580,619
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 135,306
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,591,440
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,847,576
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
JPMDB Commercial Mortgage Securities Trust ,
562,131 Series 2018-C8-A3 3.94% 06/15/2051 545,165
LCCM Trust ,
538,125 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 518,061
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 5.95%
(a)
07/15/2036 1,499,663
MHC Commercial Mortgage Trust ,
1,000,000 Series 2021-MHC-B
(CME Term SOFR
1 Month + 1.22%,
1.10% Floor) 5.61%
(a)
04/15/2038 998,864
Morgan Stanley Bank of America Merrill Lynch Trust ,
1,000,000 Series 2015-C23-AS 4.00%
(b)
07/15/2050 991,000
211,854 Series 2017-C33-A3 3.30% 05/15/2050 210,264
Morgan Stanley Capital I ,
1,337,229 Series 2017-HR2-A3 3.33% 12/15/2050 1,276,857
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 983,369
8,086,769 Series 2019-L2-XA 1.00%
(b)(c)
03/15/2052 276,798
992,994 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 959,216
MSWF Commercial Mortgage Trust ,
159,365 Series 2023-1-A1 5.54% 05/15/2056 160,543
1,265,387 Series 2023-2-A1 5.96% 12/15/2056 1,283,207
UBS Commercial Mortgage Trust ,
391,905 Series 2018-C13-A3 4.07% 10/15/2051 383,355
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,545,581
VEGAS Trust ,
1,500,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 1,504,924
Wells Fargo Commercial Mortgage Trust ,
694,803 Series 2015-C27-A5 3.45% 02/15/2048 692,433
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,239,824
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 991,330
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 323,758
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 989,772
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 719,649
1,080,000 Series
2016-BNK1-A3 2.65% 08/15/2049 1,037,641
725,000 Series 2016-C33-A4 3.43% 03/15/2059 713,484
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,211,938
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,325,043
500,000 Series 2019-C53-A3 2.79% 10/15/2052 454,511
1,000,000 Series 2019-JWDR-C 3.04%
(a)(b)
09/15/2031 960,603
987,814 Series 2021-SAVE-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 5.66%
(a)
02/15/2040 989,366
1,578,711 Series 2024-5C1-A1 5.23% 07/15/2057 1,585,908
2,364,108 Series 2024-C63-A1 4.89% 08/15/2057 2,360,378
WFRBS Commercial Mortgage Trust ,
99,964 Series 2013-C14-AS 3.49% 06/15/2046 97,049
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $136,349,288) 137,632,171
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 11.1%
FHLMC ,
2,005,212 Pool WN2001 3.26% 09/01/2027 1,937,879

|
December 31, 2024

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FHLMC Multifamily Structured Pass-Through Certificates ,
2,043,076 Series K089-A1 3.34% 10/25/2028 1,987,489
4,000,000 Series K518-A2 5.40% 01/25/2029 4,097,235
3,000,000 Series K741-A2 1.60% 12/25/2027 2,755,664
FNMA ,
3,170,045 Pool AN4952 3.18% 04/01/2027 3,077,743
3,170,044 Pool AN5139 3.13% 04/01/2027 3,069,162
3,500,000 Pool BL2869 2.79% 07/01/2029 3,221,442
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,548,451
Total US Government and Agency Mortgage
Backed Obligations
(Cost $25,293,132) 24,695,065
SHORT TERM INVESTMENTS 3.3%
3,676,877 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.46%
(d)
3,676,877
3,676,877 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.43%
(d)
3,676,877
Total Short Term Investments
(Cost $7,353,754) 7,353,754
Total Investments 99.2%
(Cost $220,062,129) 221,202,483
Other Assets in Excess of Liabilities 0.8% 1,684,273
NET ASSETS 100.0% $222,886,756
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to approximately $91,459,203 or
41.03% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
December 31, 2024

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.8%
CIM Trust ,
806,750 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 799,101
COLT Mortgage Loan Trust ,
1,474,277 Series 2024-5-A2 5.38%
(b)(c)
08/25/2069 1,461,954
Connecticut Avenue Securities Trust ,
699,356 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95%) 6.51%
(b)
09/25/2043 705,996
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 6.37%
(b)
01/25/2044 2,022,135
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 6.37%
(b)
02/25/2044 1,516,115
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor) 6.27%
(b)
07/25/2044 3,019,297
CSMC Trust ,
860,317 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 822,440
954,010 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 833,047
Deephaven Residential Mortgage Trust ,
765,912 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 729,830
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90%) 7.47%
(b)
04/25/2042 1,036,604
1,135,509 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00%) 6.57%
(b)
06/25/2043 1,142,553
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 6.52%
(b)
02/25/2044 6,086,658
6,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 6.57%
(b)
03/25/2044 6,098,492
New Residential Mortgage Loan Trust ,
4,855,873 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 4,889,237
OBX Trust ,
1,178,599 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 1,190,987
730,423 Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 733,176
1,448,553 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,465,276
1,656,887 Series
2024-NQM1-A2 6.25%
(b)(c)
11/25/2063 1,665,235
835,291 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 840,155
1,698,352 Series
2024-NQM6-A1 6.45%
(b)(c)
02/25/2064 1,716,588
Verus Securitization Trust ,
1,338,594 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 1,349,986
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
742,148 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 755,417
1,551,592 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,564,440
851,707 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 864,499
1,594,288 Series 2024-1-A2 5.92%
(b)(c)
01/25/2069 1,596,487
2,833,118 Series 2024-8-A2 5.62%
(b)(c)
10/25/2069 2,820,415
4,000,000 Series 2024-9-A2 5.69%
(b)(c)
11/25/2069 4,018,360
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $51,299,712) 51,744,480
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 97.5%
FHLMC REMICS ,
1,998,359 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap) 5.21% 11/15/2046 1,967,892
1,267,076 Series 5008-DI 3.00%
(d)
09/25/2050 171,071
7,289,083 Series 5020-IH 3.00%
(d)
08/25/2050 1,269,594
6,236,287 Series 5083-IH 2.50%
(d)
03/25/2051 945,663
3,133,981 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,552,920
5,891,074 Series 5188-IA 3.00%
(d)
02/25/2052 913,964
9,055,974 Series 5377- 2.50%
(d)
12/25/2051 1,148,506
FHLMC STRIPS ,
6,764,980 Series 389-C19 2.50%
(d)
04/15/2052 1,000,076
FHLMC UMBS ,
5,220,298 Pool RA2853 2.50% 06/01/2050 4,307,054
2,332,208 Pool SD2912 5.00% 05/01/2053 2,265,524
1,978,665 Pool SD3139 3.50% 07/01/2052 1,754,377
4,011,525 Pool SD3354 5.00% 06/01/2053 3,884,513
6,821,670 Pool SD3530 6.00% 08/01/2053 6,917,299
2,691,758 Pool SD3745 6.00% 09/01/2053 2,728,607
4,602,950 Pool SD4296 2.00% 02/01/2052 3,631,746
4,735,461 Pool SD4650 5.00% 01/01/2054 4,599,095
4,330,104 Pool SD4794 6.50% 01/01/2054 4,533,104
2,708,252 Pool SD4888 6.00% 02/01/2054 2,750,179
6,826,806 Pool SD5525 5.50% 06/01/2054 6,820,354
9,386,235 Pool SD5573 3.00% 08/01/2052 8,100,647
2,811,703 Pool SD5617 6.00% 06/01/2054 2,863,812
2,255,410 Pool SD5726 3.00% 07/01/2052 1,928,969
4,644,921 Pool SD5968 6.00% 07/01/2054 4,715,020
6,477,377 Pool SD6053 5.50% 08/01/2054 6,454,793
6,779,501 Pool SD6570 5.50% 10/01/2054 6,752,620
6,749,835 Pool SD6874 5.50% 11/01/2054 6,750,155
10,669,762 Pool SD7512 3.00% 02/01/2050 9,242,088
11,048,989 Pool SD7535 2.50% 02/01/2051 9,176,074
6,102,556 Pool SD7550 3.00% 02/01/2052 5,295,579
8,361,824 Pool SD7553 3.00% 03/01/2052 7,208,341
4,659,597 Pool SD7565 5.50% 09/01/2053 4,655,512
6,951,373 Pool SD7567 5.50% 02/01/2054 6,964,800
2,848,725 Pool SD8288 5.00% 01/01/2053 2,751,858
FNMA REMICS ,
1,244,484 Series 2017-99-PY 4.00% 12/25/2047 1,141,127
3,512,917 Series 2021-3-NI 2.50%
(d)
02/25/2051 540,275
5,601,879 Series 2021-88-KI 3.50%
(d)
03/25/2046 957,409
5,785,365 Series 2021-94- 3.00%
(d)
01/25/2052 991,088
5,048,825 Series 2023-51-BI 3.50%
(d)
04/25/2053 975,385
5,652,640 Series 2024-9-BI 3.00%
(d)
03/25/2051 972,334
FNMA STRIPS ,
8,823,907 Series 427-C84 3.50%
(d)
11/25/2040 1,255,549

|
December 31, 2024

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
6,994,430 Series 437-C8 2.50%
(d)
06/25/2052 1,120,317
FNMA UMBS ,
7,092,484 Pool CA6032 2.50% 06/01/2050 5,884,739
11,018,022 Pool CA7028 2.50% 09/01/2050 9,150,320
2,761,750 Pool CB7781 5.50% 01/01/2054 2,732,853
1,709,121 Pool CB8020 6.50% 02/01/2054 1,749,062
7,312,352 Pool CB8501 6.00% 05/01/2054 7,489,667
5,622,890 Pool FM7529 3.00% 05/01/2051 4,849,659
5,946,893 Pool FS0984 3.00% 04/01/2052 5,125,186
3,873,426 Pool FS2040 2.00% 02/01/2052 3,030,298
4,646,548 Pool FS2141 3.50% 06/01/2052 4,145,936
2,725,696 Pool FS5704 2.00% 04/01/2052 2,124,733
5,342,649 Pool FS6476 2.50% 11/01/2051 4,428,634
3,750,164 Pool FS7114 5.50% 02/01/2054 3,750,933
6,859,349 Pool FS7738 6.00% 03/01/2054 7,025,669
5,937,064 Pool FS7819 2.00% 03/01/2052 4,685,710
7,793,984 Pool FS8660 5.50% 08/01/2054 7,795,584
9,431,836 Pool FS9026 5.50% 09/01/2053 9,410,522
3,537,520 Pool MA3357 4.00% 05/01/2048 3,281,863
11,412,928 Pool MA4256 2.50% 02/01/2051 9,406,077
4,607,879 Pool MA4492 2.00% 12/01/2051 3,603,518
3,627,063 Pool MA4733 4.50% 09/01/2052 3,419,752
449,796 Pool MA5038 5.00% 06/01/2053 435,034
2,610,906 Pool MA5039 5.50% 06/01/2053 2,580,058
10,224,899 Pool MA5503 5.50% 10/01/2044 10,196,978
FNMA/FHLMC UMBS, 30 Year, Single Family ,
30,552,000 Pool 2.50%
(e)
01/25/2055 24,887,946
14,012,000 Pool 3.00%
(e)
01/25/2055 11,902,537
18,219,000 Pool 5.50%
(e)
01/25/2055 17,980,418
GNMA ,
938,008 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 4.88% 09/20/2046 920,154
1,320,647 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 4.93% 03/20/2049 1,300,795
7,538,840 Series 2020-126-KI 2.50%
(d)
08/20/2050 1,127,268
16,768,380 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,535,697
3,413,488 Series 2020-153-CI 2.50%
(d)
10/20/2050 477,303
6,500,919 Series 2020-160-VI 2.50%
(d)
10/20/2050 885,293
10,134,119 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,566,391
2,728,179 Series 2020-17-IG 3.00%
(d)
02/20/2050 428,199
7,592,771 Series 2020-173-MI 2.50%
(d)
11/20/2050 1,155,876
3,845,142 Series 2020-183-JI 2.50%
(d)
11/20/2050 570,115
9,591,659 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,381,470
5,732,996 Series 2020-51-ID 3.50%
(d)
04/20/2050 1,028,919
6,503,533 Series 2021-115-MI 2.50%
(d)
05/20/2051 808,483
8,606,704 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,220,286
2,052,648 Series 2021-142- 3.00%
(d)
08/20/2051 328,039
3,804,583 Series 2021-206-AI 3.50%
(d)
11/20/2051 673,825
5,900,163 Series 2021-57-JI 3.00%
(d)
03/20/2051 989,241
7,966,175 Series 2021-77-IW 2.50%
(d)
12/20/2050 905,510
7,182,587 Series 2022-204- 3.50%
(d)
04/20/2052 1,185,918
6,607,026 Series 2022-207- 3.00%
(d)
08/20/2051 1,131,706
7,754,625 Series 2022-83- 2.50%
(d)
11/20/2051 1,140,802
4,943,978 Series 2023-24-IH 3.50%
(d)
07/20/2051 928,350
5,830,178 Series 2024-24-BI 3.00%
(d)
12/20/2051 937,125
8,637,672 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,226,810
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
8,488,522 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,358,203
Total US Government and Agency Mortgage
Backed Obligations
(Cost $347,139,293) 342,260,754
SHORT TERM INVESTMENTS 2.9%
5,043,019 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.46%
(f)
5,043,019
5,043,019 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.43%
(f)
5,043,019
Total Short Term Investments
(Cost $10,086,038) 10,086,038
Total Investments 115.2%
(Cost $408,525,043) 404,091,272
Liabilities in Excess of Other Assets (15.2)% (53,366,192)
NET ASSETS 100.0% $350,725,080

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
December 31, 2024
(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to approximately $51,744,480 or
14.75% of net assets.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 10 Year Ultra Bond Short (225) 03/20/2025 $ (25,045,313) $ 567,171
U.S. Treasury 5 Year Note Long 190 03/31/2025 20,197,891 30,664
U.S. Treasury 2 Year Note Long 120 03/31/2025 24,673,125 (49,757)
U.S. Treasury Ultra Bond Long 15 03/20/2025 1,783,594 (56,964)
U.S. Treasury Long Bond Long 155 03/20/2025 17,645,781 (467,308)
$23,806
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
December 31, 2024
|
December 31, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 99.4%
491,503 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.46%
(a)(b)
491,503
491,503 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.43%
(a)(b)
491,503
5,000,000 U.S. Treasury Bills 0.00%
(b)
01/09/2025 4,995,913
2,000,000 U.S. Treasury Bills 0.00%
(b)
02/06/2025 1,991,809
10,000,000 U.S. Treasury Bills 0.00%
(b)
04/22/2025 9,872,401
4,500,000 U.S. Treasury Bills 0.00%
(b)
05/08/2025 4,434,921
Total Short Term Investments
(Cost $22,271,852) 22,278,050
Total Investments 99.4%
(Cost $22,271,852) 22,278,050
Other Assets in Excess of Liabilities 0.6% 138,807
NET ASSETS 100.0% $22,416,857
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 01/22/2025 $ 1,800,000 $ 11,203 $ — $ 11,203
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 01/22/2025 20,500,000 130,427 — 130,427
$141,630 $— $141,630
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index. This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting
(relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/
details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
December 31, 2024

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AEROSPACE & DEFENSE 2.0%
205 Boeing Co. (The)
(a)
36,286
112 General Dynamics Corp. 29,511
175 General Electric Co. 29,188
161 Huntington Ingalls Industries, Inc. 30,424
129 L3Harris Technologies, Inc. 27,126
60 Lockheed Martin Corp. 29,156
65 Northrop Grumman Corp. 30,504
262 RTX Corp. 30,319
372 Textron, Inc. 28,454
270,968
AIR FREIGHT & LOGISTICS 1.0%
302 CH Robinson Worldwide, Inc. 31,202
262 Expeditors International of Washington, Inc. 29,022
105 FedEx Corp. 29,540
523 GXO Logistics, Inc.
(a)
22,751
235 United Parcel Service, Inc. - Class B 29,633
142,148
AUTOMOBILE COMPONENTS 1.1%
321 Autoliv, Inc. (Sweden) 30,107
929 BorgWarner, Inc. 29,533
3,171 Dana, Inc. 36,656
2,954 Goodyear Tire & Rubber Co. (The)
(a)
26,586
326 Lear Corp. 30,872
153,754
AUTOMOBILES 0.9%
2,863 Ford Motor Co. 28,344
571 General Motors Co. 30,417
92 Tesla, Inc.
(a)
37,153
286 Thor Industries, Inc. 27,373
123,287
BANKS 3.2%
669 Bank of America Corp. 29,403
450 Citigroup, Inc. 31,675
662 Citizens Financial Group, Inc. 28,969
663 Fifth Third Bancorp 28,032
14 First Citizens BancShares, Inc. - Class A 29,582
2,662 Flagstar Financial, Inc. 24,836
1,769 Huntington Bancshares, Inc. 28,782
127 JPMorgan Chase & Co. 30,443
1,636 KeyCorp 28,041
145 M&T Bank Corp. 27,261
148 PNC Financial Services Group, Inc. (The) 28,542
1,169 Regions Financial Corp. 27,495
668 Truist Financial Corp. 28,978
598 US Bancorp 28,602
415 Wells Fargo & Co. 29,150
429,791
BEVERAGES 1.3%
497 Coca-Cola Co. (The) 30,943
132 Constellation Brands, Inc. - Class A 29,172
976 Keurig Dr Pepper, Inc. 31,349
513 Molson Coors Beverage Co. - Class B 29,405
578 Monster Beverage Corp.
(a)
30,380
195 PepsiCo, Inc. 29,652
180,901
BIOTECHNOLOGY 1.3%
174 AbbVie, Inc. 30,920
113 Amgen, Inc. 29,452
198 Biogen, Inc.
(a)
30,278
SHARES SECURITY DESCRIPTION VALUE $
344 Gilead Sciences, Inc. 31,775
42 Regeneron Pharmaceuticals, Inc.
(a)
29,918
68 Vertex Pharmaceuticals, Inc.
(a)
27,384
179,727
BROADLINE RETAIL 1.6%
153 Amazon.com, Inc.
(a)
33,567
1,257 Coupang, Inc. (South Korea)
(a)
27,629
503 eBay, Inc. 31,161
2,125 Kohl's Corp. 29,835
1,962 Macy's, Inc. 33,217
1,403 Nordstrom, Inc. 33,882
67,586 Qurate Retail, Inc.
(a)
22,303
211,594
BUILDING PRODUCTS 1.0%
171 Builders FirstSource, Inc.
(a)
24,441
412 Carrier Global Corp. 28,123
395 Masco Corp. 28,665
155 Owens Corning 26,400
234 UFP Industries, Inc. 26,360
133,989
CAPITAL MARKETS 3.5%
56 Ameriprise Financial, Inc. 29,816
388 Bank of New York Mellon Corp. (The) 29,810
31 Blackrock, Inc. 31,778
385 Charles Schwab Corp. (The) 28,494
1,400 Franklin Resources, Inc. 28,406
52 Goldman Sachs Group, Inc. (The) 29,776
167 Interactive Brokers Group, Inc. - Class A 29,504
198 Intercontinental Exchange, Inc. 29,504
400 Jefferies Financial Group, Inc. 31,360
98 LPL Financial Holdings, Inc. 31,999
242 Morgan Stanley 30,424
286 Northern Trust Corp. 29,315
188 Raymond James Financial, Inc. 29,202
61 S&P Global, Inc. 30,380
322 State Street Corp. 31,604
307 StoneX Group, Inc.
(a)
30,077
481,449
CHEMICALS 3.0%
95 Air Products and Chemicals, Inc. 27,554
296 Albemarle Corp. 25,480
435 Celanese Corp. - Class A 30,106
512 Corteva, Inc. 29,164
721 Dow, Inc. 28,934
381 DuPont de Nemours, Inc. 29,051
304 Eastman Chemical Co. 27,761
128 Ecolab, Inc. 29,993
349 International Flavors & Fragrances, Inc. 29,508
1,204 Mosaic Co. (The) 29,594
256 PPG Industries, Inc. 30,579
230 RPM International, Inc. 28,304
80 Sherwin-Williams Co. (The) 27,194
248 Westlake Corp. 28,433
401,655
COMMERCIAL SERVICES & SUPPLIES 0.8%
557 ABM Industries, Inc. 28,507
141 Cintas Corp. 25,761
146 Republic Services, Inc. 29,372
140 Waste Management, Inc. 28,251
111,891

|
December 31, 2024

SHARES SECURITY DESCRIPTION VALUE $
COMMUNICATIONS EQUIPMENT 0.5%
537 Cisco Systems, Inc. 31,790
64 Motorola Solutions, Inc. 29,583
61,373
CONSTRUCTION & ENGINEERING 1.1%
272 AECOM 29,055
62 EMCOR Group, Inc. 28,142
567 Fluor Corp.
(a)
27,964
221 MasTec, Inc.
(a)
30,087
92 Quanta Services, Inc. 29,077
144,325
CONSTRUCTION MATERIALS 0.2%
111 Vulcan Materials Co. 28,553
CONSUMER FINANCE 1.1%
797 Ally Financial, Inc. 28,700
104 American Express Co. 30,866
166 Capital One Financial Corp. 29,601
174 Discover Financial Services 30,142
471 Synchrony Financial 30,615
149,924
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.7%
1,605 Albertsons Cos., Inc. - Class A 31,522
668 Andersons, Inc. (The) 27,067
331 BJ's Wholesale Club Holdings, Inc.
(a)
29,575
76 Casey's General Stores, Inc. 30,113
33 Costco Wholesale Corp. 30,237
412 Dollar General Corp. 31,238
447 Dollar Tree, Inc.
(a)
33,498
522 Kroger Co. (The) 31,920
361 Performance Food Group Co.
(a)
30,523
1,679 SpartanNash Co. 30,759
413 Sysco Corp. 31,578
241 Target Corp. 32,578
1,283 United Natural Foods, Inc.
(a)
35,040
457 US Foods Holding Corp.
(a)
30,829
3,529 Walgreens Boots Alliance, Inc. 32,926
345 Walmart, Inc. 31,171
500,574
CONTAINERS & PACKAGING 1.7%
155 Avery Dennison Corp. 29,005
513 Ball Corp. 28,282
441 Berry Global Group, Inc. 28,519
346 Crown Holdings, Inc. 28,611
1,059 Graphic Packaging Holding Co. 28,762
542 International Paper Co. 29,171
2,529 O-I Glass, Inc.
(a)
27,414
128 Packaging Corp. of America 28,817
228,581
DISTRIBUTORS 0.6%
1,052 A-Mark Precious Metals, Inc. 28,825
251 Genuine Parts Co. 29,307
811 LKQ Corp. 29,804
87,936
DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
1,376 AT&T, Inc. 31,331
4,342 Lumen Technologies, Inc.
(a)
23,056
719 Verizon Communications, Inc. 28,753
83,140
SHARES SECURITY DESCRIPTION VALUE $
ELECTRIC UTILITIES 3.0%
319 American Electric Power Co., Inc. 29,421
124 Constellation Energy Corp. 27,740
272 Duke Energy Corp. 29,305
363 Edison International 28,982
408 Entergy Corp. 30,936
494 Eversource Energy 28,370
806 Exelon Corp. 30,338
749 FirstEnergy Corp. 29,795
405 NextEra Energy, Inc. 29,034
311 NRG Energy, Inc. 28,058
1,473 PG&E Corp. 29,725
912 PPL Corp. 29,604
358 Southern Co. (The) 29,471
439 Xcel Energy, Inc. 29,641
410,420
ELECTRICAL EQUIPMENT 0.4%
240 Emerson Electric Co. 29,743
108 Rockwell Automation, Inc. 30,866
60,609
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.1%
439 Amphenol Corp. - Class A 30,489
265 Arrow Electronics, Inc.
(a)
29,977
582 Avnet, Inc. 30,450
181 CDW Corp. 31,501
653 Corning, Inc. 31,031
204 Insight Enterprises, Inc.
(a)
31,028
235 Jabil, Inc. 33,816
401 Sanmina Corp.
(a)
30,344
267 TD SYNNEX Corp. 31,314
279,950
ENERGY EQUIPMENT & SERVICES 0.6%
725 Baker Hughes Co. 29,740
1,000 Halliburton Co. 27,190
1,989 NOV, Inc. 29,039
85,969
ENTERTAINMENT 1.1%
195 Electronic Arts, Inc. 28,529
231 Live Nation Entertainment, Inc.
(a)
29,915
36 Netflix, Inc.
(a)
32,088
271 Walt Disney Co. (The) 30,176
3,041 Warner Bros Discovery, Inc.
(a)
32,142
152,850
FINANCIAL SERVICES 2.2%
66 Berkshire Hathaway, Inc. - Class B
(a)
29,916
360 Block, Inc. - Class A
(a)
30,596
659 Equitable Holdings, Inc. 31,085
374 Fidelity National Information Services, Inc. 30,208
144 Fiserv, Inc.
(a)
29,580
268 Global Payments, Inc. 30,032
60 Mastercard, Inc. - Class A 31,595
367 PayPal Holdings, Inc.
(a)
31,323
101 Visa, Inc. - Class A 31,921
384 Voya Financial, Inc. 26,431
302,687
FOOD PRODUCTS 2.9%
584 Archer-Daniels-Midland Co. 29,504
690 Campbell's Co. (The) 28,897
1,157 Conagra Brands, Inc. 32,107
481 General Mills, Inc. 30,673
181 Hershey Co. (The) 30,652

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
December 31, 2024
SHARES SECURITY DESCRIPTION VALUE $
983 Hormel Foods Corp. 30,837
216 Ingredion, Inc. 29,713
271 J M Smucker Co. (The) 29,843
392 Kellanova 31,740
997 Kraft Heinz Co. (The) 30,618
491 Mondelez International, Inc. - Class A 29,327
12 Seaboard Corp. 29,156
494 Tyson Foods, Inc. - Class A 28,375
391,442
GAS UTILITIES 0.2%
1,049 UGI Corp. 29,613
GROUND TRANSPORTATION 2.0%
292 Avis Budget Group, Inc.
(a)
23,538
872 CSX Corp. 28,139
6,473 Hertz Global Holdings, Inc.
(a)
23,691
169 JB Hunt Transport Services, Inc. 28,842
535 Knight-Swift Transportation Holdings, Inc. -
Class A 28,376
115 Norfolk Southern Corp. 26,991
189 Ryder System, Inc. 29,647
443 Uber Technologies, Inc.
(a)
26,722
130 Union Pacific Corp. 29,645
209 XPO, Inc.
(a)
27,410
273,001
HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
268 Abbott Laboratories 30,313
945 Baxter International, Inc. 27,556
144 Becton Dickinson & Co. 32,670
351 Boston Scientific Corp.
(a)
31,351
383 GE HealthCare Technologies, Inc. 29,943
59 Intuitive Surgical, Inc.
(a)
30,796
81 Stryker Corp. 29,164
284 Zimmer Biomet Holdings, Inc. 29,999
241,792
HEALTH CARE PROVIDERS & SERVICES 4.2%
1,651 BrightSpring Health Services, Inc.
(a)
28,117
260 Cardinal Health, Inc. 30,750
126 Cencora, Inc. 28,310
531 Centene Corp.
(a)
32,168
94 Cigna Group (The) 25,957
9,215 Community Health Systems, Inc.
(a)
27,553
532 CVS Health Corp. 23,881
191 DaVita, Inc.
(a)
28,564
78 Elevance Health, Inc. 28,774
97 HCA Healthcare, Inc. 29,115
412 Henry Schein, Inc.
(a)
28,510
107 Humana, Inc. 27,147
132 Labcorp Holdings, Inc. 30,270
51 McKesson Corp. 29,065
107 Molina Healthcare, Inc.
(a)
31,142
2,366 Owens & Minor, Inc.
(a)
30,924
196 Quest Diagnostics, Inc. 29,569
223 Tenet Healthcare Corp.
(a)
28,149
52 UnitedHealth Group, Inc. 26,305
155 Universal Health Services, Inc. - Class B 27,810
572,080
HOTELS, RESTAURANTS & LEISURE 3.4%
234 Airbnb, Inc. - Class A
(a)
30,750
783 Aramark 29,214
6 Booking Holdings, Inc. 29,811
828 Caesars Entertainment, Inc.
(a)
27,672
518 Chipotle Mexican Grill, Inc.
(a)
31,235
SHARES SECURITY DESCRIPTION VALUE $
181 Darden Restaurants, Inc. 33,791
177 DoorDash, Inc. - Class A
(a)
29,692
173 Expedia Group, Inc.
(a)
32,235
126 Hilton Worldwide Holdings, Inc. 31,142
597 Las Vegas Sands Corp. 30,662
110 Marriott International, Inc. - Class A 30,683
108 McDonald's Corp. 31,308
831 MGM Resorts International
(a)
28,794
311 Starbucks Corp. 28,379
685 Yum China Holdings, Inc. (China) 32,996
458,364
HOUSEHOLD DURABLES 1.8%
189 DR Horton, Inc. 26,426
183 Lennar Corp. - Class A 24,956
230 Mohawk Industries, Inc.
(a)
27,400
3,307 Newell Brands, Inc. 32,938
3 NVR, Inc.
(a)
24,537
236 PulteGroup, Inc. 25,700
431 Taylor Morrison Home Corp. - Class A
(a)
26,382
193 Toll Brothers, Inc. 24,308
286 Whirlpool Corp. 32,741
245,388
HOUSEHOLD PRODUCTS 0.9%
191 Clorox Co. (The) 31,020
330 Colgate-Palmolive Co. 30,000
229 Kimberly-Clark Corp. 30,008
178 Procter & Gamble Co. (The) 29,842
120,870
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
2,436 AES Corp. (The) 31,351
199 Vistra Corp. 27,436
58,787
INDUSTRIAL CONGLOMERATES 0.5%
239 3M Co. 30,853
137 Honeywell International, Inc. 30,946
61,799
INDUSTRIAL REITS 0.2%
272 Prologis, Inc. 28,750
INSURANCE 4.9%
280 Aflac, Inc. 28,963
154 Allstate Corp. (The) 29,690
217 American Financial Group, Inc. 29,714
414 American International Group, Inc. 30,139
102 Arthur J Gallagher & Co. 28,953
140 Assurant, Inc. 29,851
199 Cincinnati Financial Corp. 28,596
503 Fidelity National Financial, Inc. 28,238
4,085 Genworth Financial, Inc. - Class A
(a)
28,554
258 Hartford Financial Services Group, Inc. (The) 28,225
896 Lincoln National Corp. 28,412
367 Loews Corp. 31,082
18 Markel Group, Inc.
(a)
31,072
137 Marsh & McLennan Cos., Inc. 29,100
361 MetLife, Inc. 29,559
818 Old Republic International Corp. 29,603
366 Principal Financial Group, Inc. 28,332
118 Progressive Corp. (The) 28,274
246 Prudential Financial, Inc. 29,158
139 Reinsurance Group of America, Inc. 29,695
119 Travelers Cos., Inc. (The) 28,666
414
Unum Group 30,234

|
December 31, 2024

SHARES SECURITY DESCRIPTION VALUE $
494 W R Berkley Corp. 28,909
673,019
INTERACTIVE MEDIA & SERVICES 0.5%
189 Alphabet, Inc. - Class A 35,778
55 Meta Platforms, Inc. - Class A 32,203
67,981
IT SERVICES 0.9%
396 Cognizant Technology Solutions Corp. - Class A 30,452
1,416 DXC Technology Co.
(a)
28,292
140 International Business Machines Corp. 30,776
918 Kyndryl Holdings, Inc.
(a)
31,763
121,283
LEISURE PRODUCTS 0.2%
462 Polaris, Inc. 26,620
LIFE SCIENCES TOOLS & SERVICES 0.7%
133 Danaher Corp. 30,530
159 IQVIA Holdings, Inc.
(a)
31,245
60 Thermo Fisher Scientific, Inc. 31,214
92,989
MACHINERY 2.8%
315 AGCO Corp. 29,446
78 Caterpillar, Inc. 28,295
85 Cummins, Inc. 29,631
68 Deere & Co. 28,812
155 Dover Corp. 29,078
115 Illinois Tool Works, Inc. 29,159
280 Oshkosh Corp. 26,620
309 Otis Worldwide Corp. 28,616
272 PACCAR, Inc. 28,293
45 Parker-Hannifin Corp. 28,621
356 Stanley Black & Decker, Inc. 28,583
159 Westinghouse Air Brake Technologies Corp. 30,146
251 Xylem, Inc. 29,121
374,421
MEDIA 2.1%
9,660 Altice USA, Inc. - Class A
(a)
23,281
80 Charter Communications, Inc. - Class A
(a)
27,422
738 Comcast Corp. - Class A 27,697
1,260 EchoStar Corp. - Class A
(a)
28,854
676 Fox Corp. - Class A 32,839
1,034 Interpublic Group of Cos., Inc. (The) 28,973
1,086 News Corp. - Class A 29,908
303 Omnicom Group, Inc. 26,070
2,937 Paramount Global - Class B 30,721
1,182 Sirius XM Holdings, Inc. 26,950
282,715
METALS & MINING 1.7%
686 Alcoa Corp. 25,917
2,556 Cleveland-Cliffs, Inc.
(a)
24,026
517 Commercial Metals Co. 25,643
720 Freeport-McMoRan, Inc. 27,418
760 Newmont Corp. 28,288
206 Nucor Corp. 24,042
99 Reliance, Inc. 26,657
219 Steel Dynamics, Inc. 24,981
776 United States Steel Corp. 26,376
233,348
MULTI-UTILITIES 2.0%
338 Ameren Corp. 30,129
SHARES SECURITY DESCRIPTION VALUE $
975 CenterPoint Energy, Inc. 30,936
457 CMS Energy Corp. 30,459
317 Consolidated Edison, Inc. 28,286
542 Dominion Energy, Inc. 29,192
253 DTE Energy Co. 30,550
338 Public Service Enterprise Group, Inc. 28,558
339 Sempra 29,737
315 WEC Energy Group, Inc. 29,623
267,470
OIL, GAS & CONSUMABLE FUELS 5.2%
1,407 APA Corp. 32,488
142 Cheniere Energy, Inc. 30,512
197 Chevron Corp. 28,533
294 ConocoPhillips 29,156
1,673 Delek US Holdings, Inc. 30,951
840 Devon Energy Corp. 27,493
179 Diamondback Energy, Inc. 29,326
239 EOG Resources, Inc. 29,297
322 Expand Energy Corp. 32,055
270 Exxon Mobil Corp. 29,044
217 Hess Corp. 28,863
779 HF Sinclair Corp. 27,304
1,127 Kinder Morgan, Inc. 30,880
204 Marathon Petroleum Corp. 28,458
630 Occidental Petroleum Corp. 31,128
281 ONEOK, Inc. 28,212
702 Ovintiv, Inc. 28,431
1,828 Par Pacific Holdings, Inc.
(a)
29,961
1,012 PBF Energy, Inc. - Class A 26,869
238 Phillips 66 27,115
156 Targa Resources Corp. 27,846
229 Valero Energy Corp. 28,073
545 Williams Cos., Inc. (The) 29,495
1,101 World Kinect Corp. 30,289
701,779
PASSENGER AIRLINES 1.6%
605 Alaska Air Group, Inc.
(a)
39,174
2,195 American Airlines Group, Inc.
(a)
38,259
499 Delta Air Lines, Inc. 30,190
5,316 JetBlue Airways Corp.
(a)
41,783
983 Southwest Airlines Co. 33,048
329 United Airlines Holdings, Inc.
(a)
31,946
214,400
PERSONAL CARE PRODUCTS 0.2%
442 Estee Lauder Cos., Inc. (The) - Class A 33,141
PHARMACEUTICALS 1.6%
538 Bristol-Myers Squibb Co. 30,429
40 Eli Lilly & Co. 30,880
206 Johnson & Johnson 29,792
313 Merck & Co., Inc. 31,137
1,216 Pfizer, Inc. 32,261
2,423 Viatris, Inc. 30,166
182 Zoetis, Inc. - Class A 29,653
214,318
PROFESSIONAL SERVICES 1.5%
104 Automatic Data Processing, Inc. 30,444
215 Booz Allen Hamilton Holding Corp. 27,671
709 Concentrix Corp. 30,678
226 Jacobs Solutions, Inc. 30,198
193 Leidos Holdings, Inc. 27,804
495 ManpowerGroup, Inc. 28,571

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
December 31, 2024
SHARES SECURITY DESCRIPTION VALUE $
256 Science Applications International Corp. 28,616
203,982
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
227 CBRE Group, Inc. - Class A
(a)
29,803
113 Jones Lang LaSalle, Inc.
(a)
28,605
58,408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
232 Advanced Micro Devices, Inc.
(a)
28,023
146 Analog Devices, Inc. 31,019
182 Applied Materials, Inc. 29,599
197 Broadcom, Inc. 45,673
1,325 Intel Corp. 26,566
49 KLA Corp. 30,876
431 Lam Research Corp. 31,131
467 Microchip Technology, Inc. 26,782
325 Micron Technology, Inc. 27,352
230 NVIDIA Corp. 30,887
448 ON Semiconductor Corp.
(a)
28,246
201 QUALCOMM, Inc. 30,878
159 Texas Instruments, Inc. 29,814
396,846
SOFTWARE 1.6%
62 Adobe, Inc.
(a)
27,570
50 Intuit, Inc. 31,425
75 Microsoft Corp. 31,613
172 Oracle Corp. 28,662
97 Salesforce, Inc. 32,430
30 ServiceNow, Inc.
(a)
31,804
127 Workday, Inc. - Class A
(a)
32,769
216,273
SPECIALIZED REITS 0.6%
152 American Tower Corp. 27,878
32 Equinix, Inc. 30,173
988 Weyerhaeuser Co. 27,812
85,863
SPECIALTY RETAIL 6.4%
771 Advance Auto Parts, Inc. 36,460
122 Asbury Automotive Group, Inc.
(a)
29,650
178 AutoNation, Inc.
(a)
30,232
10 AutoZone, Inc.
(a)
32,020
872 Bath & Body Works, Inc. 33,807
352 Best Buy Co., Inc. 30,202
113 Burlington Stores, Inc.
(a)
32,212
379 CarMax, Inc.
(a)
30,987
122 Carvana Co.
(a)
24,810
952 Chewy, Inc. - Class A
(a)
31,882
153 Dick's Sporting Goods, Inc. 35,012
1,267 Foot Locker, Inc.
(a)
27,570
1,314 Gap, Inc. (The) 31,050
75 Group 1 Automotive, Inc. 31,611
74 Home Depot, Inc. (The) 28,785
82 Lithia Motors, Inc. - Class A 29,309
117
Lowe's Cos., Inc. 28,876
SHARES SECURITY DESCRIPTION VALUE $
58 Murphy USA, Inc. 29,102
1,239 ODP Corp. (The)
(a)
28,175
26 O'Reilly Automotive, Inc.
(a)
30,831
190 Penske Automotive Group, Inc. 28,964
206 Ross Stores, Inc. 31,162
460 Sonic Automotive, Inc. - Class A 29,141
254 TJX Cos., Inc. (The) 30,686
560 Tractor Supply Co. 29,714
82 Ulta Beauty, Inc.
(a)
35,663
677 Wayfair, Inc. - Class A
(a)
30,005
183 Williams-Sonoma, Inc. 33,888
861,806
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.3%
134 Apple, Inc. 33,556
249 Dell Technologies, Inc. - Class C 28,695
1,502 Hewlett Packard Enterprise Co. 32,068
895 HP, Inc. 29,204
976 Super Micro Computer, Inc.
(a)
29,748
437 Western Digital Corp.
(a)
26,058
179,329
TEXTILES, APPAREL & LUXURY GOODS 1.2%
99 Lululemon Athletica, Inc.
(a)
37,858
405 NIKE, Inc. - Class B 30,646
294 PVH Corp. 31,091
499 Skechers USA, Inc. - Class A
(a)
33,553
1,575 VF Corp. 33,800
166,948
TOBACCO 0.4%
552 Altria Group, Inc. 28,864
239 Philip Morris International, Inc. 28,764
57,628
TRADING COMPANIES & DISTRIBUTORS 1.2%
282 Beacon Roofing Supply, Inc.
(a)
28,646
381 Fastenal Co. 27,398
37 United Rentals, Inc. 26,064
57 Watsco, Inc. 27,012
151 WESCO International, Inc. 27,325
26 WW Grainger, Inc. 27,405
163,850
Total Common Stocks
(Cost $13,561,141) 13,574,348
SHORT TERM INVESTMENTS 0.1%
7,734 JPMorgan U.S. Government Money
Market Fund - Class IM 4.46%
(b)
7,734
7,734 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.43%
(b)
7,734
Total Short Term Investments
(Cost $15,468) 15,468
Total Investments 99.9%
(Cost $13,576,609) 13,589,816
Other Assets in Excess of Liabilities 0.1% 9,723
NET ASSETS 100.0% $13,599,539
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
December 31, 2024
|
December 31, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 4.2%
Dividend Solar Loans LLC ,
302,728 Series 2017-1-C 7.00%
(a)
03/22/2038 268,740
Lunar Structured Aircraft Portfolio Notes ,
302,018 Series 2021-1-B 3.43%
(a)
10/15/2046 275,471
Pagaya AI Debt Grantor Trust ,
249,989 Series 2024-8-D 6.53%
(a)
01/15/2032 250,728
Upstart Pass-Through Trust ,
25,518 Series 2021-ST10-A 2.25%
(a)
01/20/2030 25,446
Willis Engine Structured Trust V ,
270,100 Series 2020-A-C 6.66%
(a)
03/15/2045 268,297
Total Asset Backed Obligations
(Cost $1,087,528) 1,088,682
BANK LOANS 30.7%
Acrisure LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.50%, 0.50%
Floor) 7.36% 11/06/2030 155,448
ADMI Corp. ,
159,588 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.22% 12/23/2027 157,194
AI Aqua Merger Sub, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.00%, 0.50%
Floor) 7.55% 07/31/2028 155,324
Alliant Holdings Intermediate LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.11% 09/19/2031 155,591
Allied Universal Holdco LLC ,
154,601 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.21% 05/12/2028 155,298
AllSpring Buyer LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.44% 11/01/2030 155,446
Applied Systems, Inc. ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.33% 02/24/2031 156,290
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ascend Learning LLC ,
154,602 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.96% 12/11/2028 155,629
AssuredPartners, Inc. ,
154,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 02/14/2031 155,118
Asurion LLC ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.61% 09/19/2030 79,700
Aveanna Healthcare LLC ,
154,601 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.36% 07/17/2028 153,567
Bausch + Lomb Corp. ,
154,604 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.69% 05/10/2027 155,384
BCPE Empire Holdings, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 12/11/2028 156,050
Boxer Parent Co., Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.34% 07/30/2031 156,471
Broadstreet Partners, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.57% 06/16/2031 155,711
Camelot U.S. Acquisition LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 7.11% 01/31/2031 155,073

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cengage Learning, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%; CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor) 7.96% 11/24/2031 155,997
Central Parent LLC ,
159,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.90% 07/06/2029 157,695
Charter Next Generation, Inc. ,
154,597 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 7.53% 11/29/2030 155,625
CHG PPC Parent LLC ,
154,597 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.47% 12/08/2028 155,661
Compass Power Generation LLC ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 1.00%
Floor) 8.11% 04/16/2029 156,158
Cornerstone Generation LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 7.65% 10/28/2031 156,550
Cotiviti, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 7.30% 05/01/2031 155,676
Crosby U.S. Acquisition Corp. ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.07% 08/16/2029 156,390
Curium BidCo Sarl ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 7.83% 07/31/2029 156,449
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Eagle Parent Corp. ,
159,590 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 8.84% 04/02/2029 157,047
EG Finco Ltd. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25%) 8.56% 02/07/2028 45,466
Fertitta Entertainment LLC ,
154,603 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 7.86% 01/29/2029 155,368
Focus Financial Partners LLC ,
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 09/11/2031 141,461
Frontdoor, Inc. ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 6.61% 12/19/2031 10,050
Gainwell Acquisition Corp. ,
159,584 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 8.69% 10/01/2027 154,974
Hexion Holdings Corp. ,
164,588 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 8.45% 03/15/2029 164,884
Husky Injection Molding Systems Ltd. ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50%) 8.78% 02/15/2029 156,110
INEOS U.S. Finance LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25%) 7.56% 02/07/2031 35,328
INEOS U.S. Petrochem LLC ,
154,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 8.71% 04/02/2029 155,963

|
December 31, 2024

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Kenan Advantage Group, Inc. (The) ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 01/25/2029 155,772
LBM Acquisition LLC ,
119,699 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.30% 06/06/2031 118,876
LifePoint Health, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.41% 05/19/2031 155,743
Lightning Power LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.74% 08/18/2031 156,959
MH Sub I LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25%) 8.42% 12/11/2031 29,784
Mitchell International, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 7.61% 06/17/2031 154,888
NEP Group, Inc. ,
80,100 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.13% 08/19/2026 73,408
Packaging Coordinators Midco, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.75%
Floor) 7.84% 11/30/2027 155,482
PetSmart LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.21% 02/11/2028 154,677
Playa Resorts Holding BV ,
159,593 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.11% 01/05/2029 159,937
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PointClickCare Technologies, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 7.58% 11/03/2031 156,163
Polaris Newco LLC ,
154,601 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 8.85% 06/02/2028 155,074
Radiology Partners, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.28% 01/31/2029 153,566
RealPage, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 8.08% 04/24/2028 20,119
Sandisk Corp. ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.00%) 7.17% 02/09/2032 14,770
Signia Aerospace LLC ,
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.40% 11/21/2031 140,263
StubHub Holdco Sub LLC ,
154,606 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75%) 9.11% 03/15/2030 155,185
Team Health Holdings, Inc. ,
39,885 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor) 9.84% 03/02/2027 38,673
Tiger Acquisition LLC ,
153,405 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 7.34% 06/01/2028 153,789
TransDigm, Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 6.83% 02/28/2031 160,454

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Trident TPI Holdings, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 3.75%, 0.50%
Floor) 8.19% 09/15/2028 156,585
UKG, Inc. ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 7.62% 02/10/2031 155,896
Verde Purchaser LLC ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 9.13% 11/30/2030 20,037
Wand NewCo 3, Inc. ,
151,760 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.61% 01/30/2031 152,571
White Cap Supply Holdings LLC ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 7.82% 10/19/2029 10,032
Total Bank Loans
(Cost $7,970,325) 7,954,849
COLLATERALIZED LOAN OBLIGATIONS 7.4%
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 7.57%
(a)
07/19/2031 1,004,222
BRSP Ltd. ,
150,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.81%,
2.70% Floor) 7.18%
(a)
08/19/2038 147,924
BSPDF Issuer Ltd. ,
100,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.86%,
2.75% Floor) 7.26%
(a)
10/15/2036 97,316
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.80%
(a)
02/15/2039 148,062
M360 Ltd. ,
83,932 Series 2021-CRE3-A
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor) 5.97%
(a)
11/22/2038 83,879
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL5-E
(CME Term SOFR
1 Month + 3.11%,
3.11% Floor) 7.50%
(a)
07/15/2036 149,902
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor) 7.29%
(a)
10/16/2036 143,569
Ready Capital Mortgage Financing LLC ,
150,000 Series 2023-FL11-B
(CME Term SOFR
1 Month + 3.53%,
3.53% Floor) 7.87%
(a)
10/25/2039 151,555
Total Collateralized Loan Obligations
(Cost $1,917,447) 1,926,429
FOREIGN CORPORATE BONDS 4.1%
CANADA 2.6%
175,000 Bombardier, Inc. 7.00%
(a)
06/01/2032 178,239
215,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 218,755
174,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 181,874
90,000 South Bow
Canadian
Infrastructure
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.67%) 7.50%
(a)
03/01/2055 93,147
672,015
CAYMAN ISLANDS 1.2%
309,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 315,533
UNITED KINGDOM 0.3%
80,000 Macquarie
Airfinance
Holdings Ltd. 8.13%
(a)
03/30/2029 84,873
Total Foreign Corporate Bonds
(Cost $1,080,733) 1,072,421
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 11.1%
Arbor Multifamily Mortgage Securities Trust ,
3,789,596
Series 2020-MF1-XA
0.94%
(a)
(b)(c)
05/15/2053 147,599
130,000 Series 2021-MF3-A2 2.21%
(a)
10/15/2054 122,630
BANK ,
4,302,992 Series
2021-BN32-XA 0.77%
(b)(c)
04/15/2054 148,238
BBCMS Mortgage Trust ,
171,000 Series 2024-5C29-D 4.00%
(a)
09/15/2057 149,290
170,000 Series 2024-5C31-D 4.25%
(a)
12/15/2057 149,140
Benchmark Mortgage Trust ,
3,968,000 Series 2024-V12-XA 0.85%
(b)(c)
12/15/2057 147,602
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(a)
02/15/2057 132,823
150,000 Series 2024-5C5-D 4.50%
(a)
02/15/2057 131,833
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor) 6.79%
(a)
06/15/2041 100,348

|
December 31, 2024

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Commercial Mortgage Trust ,
100,000 Series 2021-VOLT-E
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor) 6.51%
(a)
09/15/2036 99,840
100,000 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor) 6.99%
(a)
11/15/2041 100,813
80,580 Series
2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 7.09%
(a)
05/15/2041 80,754
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 7.09%
(a)
02/15/2039 89,567
BX Trust ,
100,000 Series 2018-GW-D
(CME Term SOFR
1 Month + 2.07%,
1.77% Floor) 6.47%
(a)
05/15/2035 100,036
100,000 Series 2021-ARIA-D
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor) 6.41%
(a)
10/15/2036 99,809
105,000 Series
2021-MFM1-D
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor) 6.01%
(a)
01/15/2034 104,765
100,000 Series 2021-VIEW-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor) 6.31%
(a)
06/15/2036 99,708
86,922 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 7.09%
(a)
04/15/2041 87,293
CSMC Trust ,
100,000 Series 2017-PFHP-A
(CME Term SOFR
1 Month + 1.00%,
0.95% Floor) 5.39%
(a)
12/15/2030 98,481
Great Wolf Trust ,
100,000 Series
2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor) 7.29%
(a)
03/15/2039 100,989
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 127,288
MHP ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.86%
(a)
07/15/2038 99,626
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor) 7.34%
(a)
03/15/2039 99,657
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(b)
10/15/2051 139,712
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
119,000 Series 2019-JWDR-E 3.86%
(a)(b)
09/15/2031 114,891
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $2,877,186) 2,872,732
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 5.5%
DataBank Issuer ,
185,000 Series 2024-1A-A2 5.30%
(a)
01/26/2054 181,422
OBX Trust ,
625,000 Series
2024-NQM18-M1 6.17%
(a)(b)
10/25/2064 620,117
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(a)(b)
11/25/2069 630,281
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,431,511) 1,431,820
US CORPORATE BONDS 34.9%
174,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 178,059
169,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 177,544
80,000 Apollo Debt
Solutions BDC 6.70%
(a)
07/29/2031 82,196
80,000 Apollo Global
Management,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.17%) 6.00% 12/15/2054 78,954
191,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 181,705
90,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 89,722
174,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 180,308
80,000 Blackstone Private
Credit Fund 6.00%
(a)
11/22/2034 78,115
74,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 75,410
175,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 172,933
145,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 139,941
68,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 66,875
50,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 45,716
51,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 44,819
174,000 Central Parent LLC 8.00%
(a)
06/15/2029 177,375
240,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 223,617
45,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 43,853
80,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 78,671
185,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 180,442

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
80,000 Dominion Energy,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.21%) 6.63% 05/15/2055 81,533
56,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 45,421
84,000 EchoStar Corp. 10.75% 11/30/2029 90,414
180,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 180,465
90,000 Energy Transfer
LP (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 7.13% 10/01/2054 91,678
90,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 91,956
80,000 F&G Annuities &
Life, Inc. 6.25% 10/04/2034 77,668
191,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 176,367
185,000 Fortress
Transportation
and
Infrastructure
Investors LLC 5.88%
(a)
04/15/2033 178,731
180,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 179,505
90,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 90,655
50,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 49,567
180,000 Gray Television,
Inc. 10.50%
(a)
07/15/2029 180,185
185,000 Griffon Corp. 5.75% 03/01/2028 181,534
179,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 180,472
80,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 77,727
90,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 84,691
152,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 155,925
18,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 20,149
254,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 258,570
90,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 86,941
185,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 177,021
80,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 82,159
174,000 OneMain Finance
Corp. 7.50% 05/15/2031 178,774
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
179,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 180,984
90,000 Performance Food
Group, Inc. 6.13%
(a)
09/15/2032 90,108
174,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 176,799
80,000 Permian Resources
Operating LLC 6.25%
(a)
02/01/2033 79,033
250,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 241,969
80,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 68,487
183,149 Radiology Partners,
Inc. 7.78%
(a)
01/31/2029 180,786
120,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 124,247
185,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 177,590
90,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 91,289
90,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 90,222
45,000 Staples, Inc. 10.75%
(a)
09/01/2029 44,327
90,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 91,403
163,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 180,008
174,000 UKG, Inc. 6.88%
(a)
02/01/2031 176,716
90,000 US Foods, Inc. 5.75%
(a)
04/15/2033 87,687
85,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 86,024
163,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 178,958
40,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 43,129
169,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 177,516
168,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 180,828
90,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 92,238
169,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 179,206
174,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 178,897
80,000 Wells Fargo & Co.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.77%) 6.85%
(d)
09/15/2029 82,772
191,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 175,879
269,000 XHR LP 6.63%
(a)
05/15/2030 270,218
Total US Corporate Bonds
(Cost $9,144,722) 9,021,683

|
December 31, 2024

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 23.0%
2,983,772 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.46%
(e)
2,983,772
2,983,772 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.43%
(e)
2,983,772
Total Short Term Investments
(Cost $5,967,544) 5,967,544
Total Investments 120.9%
(Cost $31,476,996) 31,336,160
Liabilities in Excess of Other Assets (20.9)% (5,418,922)
NET ASSETS 100.0% $25,917,238
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to approximately $15,723,763 or
60.67% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Seven-day yield as of period end.
Abbreviations:
SOFR Secured Overnight Financing Rate

Notes to Schedule of Investments

DoubleLine ETF Trust
(Unaudited)
December 31, 2024
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of December 31, 2024, the Trust consists of seven series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF
(the “Equities ETF”), DoubleLine Commercial Real Estate ETF (the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the
"Mortgage ETF"), DoubleLine Commodity Strategy ETF (the "Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF
(the "Fortune 500 ETF"), and DoubleLine Multi-Sector Income ETF (the "Multi-Sector Income ETF") (each a “Fund” and collectively the “Funds”). The Opportunistic Bond ETF, Equities ETF, Commercial Real Estate ETF, Mortgage ETF, Fortune 500 ETF and Multi-Sector
Income ETF are managed by DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is managed by DoubleLine Alternatives
LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and
Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended December 31, 2024.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Bond ETF Seek to maximize current income and total return 3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024

Notes to Schedule of Investments
(Cont.)
(Unaudited)
December 31, 2024
|
December 31, 2024

Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
December 31, 2024
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee
(as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine ETF Adviser or DoubleLine Alternatives LP (each, an “Adviser” and collectively, the
“Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation
Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31,
2024:
Category
DoubleLine
Opportunistic Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF
DoubleLine Mortgage
ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 368,582,512 $ — $ — $ —
Money Market Funds 8,020,876 385,436 7,353,754 10,086,038 983,006
Total Level 1 8,020,876 368,967,948 7,353,754 10,086,038 983,006
Level 2
US Government and Agency Mortgage
Backed Obligations 71,476,241 — 24,695,065 342,260,754 —
Non-Agency Commercial Mortgage Backed
Obligations 17,372,011 — 137,632,171 — —
Non-Agency Residential Collateralized
Mortgage Obligations 32,946,989 — — 51,744,480 —
US Government and Agency Obligations 76,969,436 — — — —
Collateralized Loan Obligations 15,701,068 — 51,521,493 — —
US Corporate Bonds 50,266,653 — — — —
Asset Backed Obligations 32,631,748 — — — —
Foreign Corporate Bonds 24,167,766 — — — —
Other Short Term Investments — — — — 21,295,044
Bank Loans 10,345,451 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 1,007,385 — — — —
Total Level 2 332,884,748 — 213,848,729 394,005,234 21,295,044
Level 3 — — — — —
Total $ 340,905,624 $ 368,967,948 $ 221,202,483 $ 404,091,272 $ 22,278,050
Other Financial Instruments
Assets
Level 1
Futures $ 608,500 $ — $ — $ 597,835 $ —
Level 2
Excess Return Swaps — — — — 141,630
Unfunded Loan Commitments 236 — — — —
Total Level 2 — — — — —
Level 3 — — — — —
Liabilities
Level 1
Futures $ (788,791) $ — $ — $ (574,029) $ —
Level 2 — — — — —
Level 3 — — — — —
Total $ (180,055) $ — $ — $ 23,806 $ 141,630

Notes to Schedule of Investments
(Cont.)
(Unaudited)
December 31, 2024
|
December 31, 2024

Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
Investments in Securities
Level 1
Common Stocks $ 13,574,348 $ —
Money Market Funds 15,468 5,967,544
Total Level 1 13,589,816 5,967,544
Level 2
US Corporate Bonds — 9,021,683
Bank Loans — 7,954,849
Non-Agency Commercial Mortgage Backed
Obligations — 2,872,732
Collateralized Loan Obligations — 1,926,429
Non-Agency Residential Collateralized
Mortgage Obligations — 1,431,820
Asset Backed Obligations — 1,088,682
Foreign Corporate Bonds — 1,072,421
Total Level 2 — 25,368,616
Level 3 — —
Total $ 13,589,816 $ 31,336,160
Other Financial Instruments
Liabilities
Level 1 — —
Level 2
Unfunded Loan Commitments — (112)
Level 3 — —
Total $ — $ (112)
See the Schedules of Investments for further disaggregation of investment categories.